                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05447
                                  ----------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  06-30
                        --------------------------------------------------------

Date of reporting period:  09-30-2008
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
DISCIPLINED GROWTH FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 1.6%
             2,481  Goodrich Corp.                                  $    103,210
               302  L-3 Communications Holdings, Inc.                     29,693
             1,044  Lockheed Martin Corp.                                114,495
               488  Raytheon Co.                                          26,113
                                                                 ---------------
                                                                         273,511
                                                                 ---------------
AIRLINES - 0.7%
             8,348  Southwest Airlines Co.                               121,129
                                                                 ---------------
AUTO COMPONENTS - 0.5%
             5,792  TRW Automotive
                    Holdings Corp.(1)                                     92,151
                                                                 ---------------
BEVERAGES - 3.9%
             8,701  Coca-Cola Co. (The)                                  460,109
             3,144  PepsiCo, Inc.                                        224,073
                                                                 ---------------
                                                                         684,182
                                                                 ---------------
BIOTECHNOLOGY - 2.9%
             3,926  Celgene Corp.(1)                                     248,437
               218  Cephalon, Inc.(1)                                     16,893
               225  Genentech, Inc.(1)                                    19,953
             4,284  Gilead Sciences, Inc.(1)                             195,265
               547  Myriad Genetics Inc.(1)                               35,489
                                                                 ---------------
                                                                         516,037
                                                                 ---------------
CAPITAL MARKETS - 1.7%
             2,967  Charles Schwab Corp. (The)                            77,142
               277  Federated Investors Inc. Cl B                          7,986
             1,033  Northern Trust Corp.                                  74,583
             2,244  State Street Corp.                                   127,639
               772  TD Ameritrade Holding Corp.(1)                        12,506
                                                                 ---------------
                                                                         299,856
                                                                 ---------------
CHEMICALS - 1.5%
               253  CF Industries Holdings, Inc.                          23,139
               567  FMC Corp.                                             29,138
             1,228  Monsanto Co.                                         121,548
               214  Mosaic Co. (The)                                      14,561
               244  Potash Corp. of Saskatchewan                          32,210
               216  Sigma-Aldrich Corp.                                   11,323
               975  Terra Industries Inc.                                 28,665
                                                                 ---------------
                                                                         260,584
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
               129  Brink's Co. (The)                                      7,872
             2,225  Pitney Bowes, Inc.                                    74,003
                                                                 ---------------
                                                                          81,875
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.6%
            14,073  Cisco Systems Inc.(1)                                317,487
               198  Juniper Networks, Inc.(1)                              4,172
             7,459  QUALCOMM Inc.                                        320,513
                                                                 ---------------
                                                                         642,172
                                                                 ---------------
COMPUTERS & PERIPHERALS - 6.5%
             2,586  Apple Inc.(1)                                        293,925
            16,469  EMC Corp.(1)                                         196,969
            11,325  Hewlett-Packard Co.                                  523,667
             3,748  QLogic Corp.(1)                                       57,569
             3,945  Teradata Corp.(1)                                     76,928
                                                                 ---------------
                                                                       1,149,058
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.8%
             2,300  Fluor Corp.                                          128,110
               263  Shaw Group Inc. (The)(1)                               8,082
                                                                 ---------------
                                                                         136,192
                                                                 ---------------
CONTAINERS & PACKAGING(2)
                13  Owens-Illinois Inc.(1)                                   382
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.4%
               579  DeVry Inc.                                            28,684
               425  ITT Educational Services Inc.(1)                      34,387
                39  Strayer Education, Inc.                                7,810
                                                                 ---------------
                                                                          70,881
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.2%
            10,053  CIT Group Inc.                                        69,969
               224  IntercontinentalExchange Inc.(1)                      18,072
             2,009  Moody's Corp.                                         68,306
             1,439  NYSE Euronext, Inc.                                   56,380
                                                                 ---------------
                                                                         212,727
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.1%
               235  Embarq Corp.                                           9,529

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
               707  Windstream Corp.                                       7,735
                                                                 ---------------
                                                                          17,264
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.5%
               421  Cooper Industries, Ltd. Cl A                          16,819
             5,032  Emerson Electric Co.                                 205,255
               134  First Solar Inc.(1)                                   25,314
               281  Woodward Governor Co.                                  9,911
                                                                 ---------------
                                                                         257,299
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 1.4%
             3,776  Agilent Technologies, Inc.(1)                        111,996
             1,026  Celestica Inc.(1)                                      6,607
             1,868  Dolby Laboratories Inc. Cl A(1)                       65,735
             4,314  Jabil Circuit, Inc.                                   41,156
               520  Trimble Navigation Ltd.(1)                            13,447
                                                                 ---------------
                                                                         238,941
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.9%
                 3  Diamond Offshore Drilling, Inc.                          309
               428  ENSCO International Inc.                              24,666
             2,406  FMC Technologies Inc.(1)                             111,999
               422  Halliburton Co.                                       13,669
             3,334  IHS Inc. Cl A(1)                                     158,832
             4,341  National Oilwell Varco, Inc.(1)                      218,048
             2,310  Noble Corp.                                          101,409
             3,208  Schlumberger Ltd.                                    250,512
             1,409  Transocean Inc.(1)                                   154,765
                                                                 ---------------
                                                                       1,034,209
                                                                 ---------------
FOOD & STAPLES RETAILING - 4.1%
             1,073  Costco Wholesale Corp.                                69,670
             4,603  CVS/Caremark Corp.                                   154,937
             8,408  Wal-Mart Stores, Inc.                                503,555
                                                                 ---------------
                                                                         728,162
                                                                 ---------------
FOOD PRODUCTS - 0.6%
               621  Corn Products International Inc.                      20,046
               409  Flowers Foods Inc.                                    12,008
               998  Ralcorp Holdings, Inc.(1)                             67,275
                                                                 ---------------
                                                                          99,329
                                                                 ---------------
GAS UTILITIES - 0.3%
             1,151  Nicor Inc.                                            51,047
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.6%
             3,433  Baxter International Inc.                            225,308
               315  C.R. Bard, Inc.                                       29,884
             1,906  Edwards Lifesciences Corp.(1)                        110,091
               759  Gen-Probe Inc.(1)                                     40,265
               308  Intuitive Surgical Inc.(1)                            74,222
             6,091  Medtronic, Inc.                                      305,158
               150  St. Jude Medical, Inc.(1)                              6,524
             3,300  Varian Medical Systems, Inc.(1)                      188,529
                                                                 ---------------
                                                                         979,981
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.7%
             1,786  Express Scripts, Inc.(1)                             131,843
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
               158  McDonald's Corp.                                       9,749
             5,025  WMS Industries Inc.(1)                               153,614
                                                                 ---------------
                                                                         163,363
                                                                 ---------------
HOUSEHOLD PRODUCTS - 4.2%
             1,636  Church & Dwight Co., Inc.                            101,579
             3,866  Clorox Co.                                           242,360
             2,231  Colgate-Palmolive Co.                                168,106
             3,209  Procter & Gamble Co. (The)                           223,635
                                                                 ---------------
                                                                         735,680
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
             1,258  Reliant Energy, Inc.(1)                                9,246
                                                                 ---------------
INSURANCE - 1.4%
               142  ACE Ltd.                                               7,686
             1,919  Aflac Inc.                                           112,741
             1,940  American Financial Group, Inc.                        57,230
             1,499  Aspen Insurance Holdings Ltd.                         41,223
                43  Transatlantic Holdings Inc.                            2,337
             1,075  Unum Group                                            26,983
                                                                 ---------------
                                                                         248,200
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.7%
             3,504  Amazon.com, Inc.(1)                                  254,951
             1,684  NetFlix, Inc.(1)                                      52,002
                                                                 ---------------
                                                                         306,953
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.2%
               864  eBay Inc.(1)                                          19,336

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
               810  Google Inc. Cl A(1)                                  324,421
               674  Sohu.com Inc.(1)                                      37,576
                                                                 ---------------
                                                                         381,333
                                                                 ---------------
IT SERVICES - 6.8%
             5,791  Accenture Ltd. Cl A                                  220,057
             3,089  Alliance Data Systems Corp.(1)                       195,781
               167  Gartner, Inc.(1)                                       3,788
             5,347  International Business
                    Machines Corp.                                       625,384
                73  MasterCard Inc. Cl A                                  12,945
             3,073  NeuStar, Inc. Cl A(1)                                 61,122
             1,348  Visa Inc. Cl A                                        82,754
                                                                 ---------------
                                                                       1,201,831
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
               164  Hasbro, Inc.                                           5,694
               681  Polaris Industries Inc.                               30,979
                                                                 ---------------
                                                                          36,673
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.9%
             4,720  Invitrogen Corp.(1)                                  178,416
             2,912  Thermo Fisher Scientific Inc.(1)                     160,160
                                                                 ---------------
                                                                         338,576
                                                                 ---------------
MACHINERY - 3.6%
             1,961  AGCO Corp.(1)                                         83,558
               729  Bucyrus International, Inc.                           32,572
             3,396  Caterpillar Inc.                                     202,401
             2,198  Cummins Inc.                                          96,097
               526  Dover Corp.                                           21,329
             1,635  Flowserve Corp.                                      145,139
               215  Navistar International Corp.(1)                       11,649
               964  Robbins & Myers Inc.                                  29,817
               194  SPX Corp.                                             14,938
                                                                 ---------------
                                                                         637,500
                                                                 ---------------
MEDIA - 1.3%
             8,165  Comcast Corp. Cl A                                   160,279
             2,938  DISH Network Corp. Cl A(1)                            61,698
                                                                 ---------------
                                                                         221,977
                                                                 ---------------
METALS & MINING - 0.2%
               937  Reliance Steel &
                    Aluminum Company                                      35,578
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.2%
             1,484  Big Lots, Inc.(1)                                     41,300
                                                                 ---------------
MULTI-UTILITIES - 0.3%
             1,615  Public Service Enterprise
                    Group Inc.                                            52,956
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.9%
             1,737  Arch Coal Inc.                                        57,130
             1,713  ConocoPhillips                                       125,477
             1,794  Exxon Mobil Corp.                                    139,322
               144  Foundation Coal Holdings, Inc.                         5,124
               473  Frontline Ltd.                                        22,737
             1,152  Hess Corp.                                            94,556
             2,241  Massey Energy Co.                                     79,936
             1,592  Murphy Oil Corp.                                     102,111
             2,606  Occidental Petroleum Corp.                           183,592
               790  Overseas Shipholding Group                            46,065
             1,872  Stone Energy Corp.(1)                                 79,242
             3,483  W&T Offshore Inc.                                     95,051
               389  Williams Companies, Inc. (The)                         9,200
                                                                 ---------------
                                                                       1,039,543
                                                                 ---------------
PERSONAL PRODUCTS(2)
               200  Herbalife Ltd.                                         7,904
                                                                 ---------------
PHARMACEUTICALS - 5.7%
             1,567  Abbott Laboratories                                   90,228
             5,045  Bristol-Myers Squibb Co.                             105,188
             2,990  Eli Lilly & Co.                                      131,650
             4,753  Johnson & Johnson                                    329,287
             5,419  Merck & Co., Inc.                                    171,024
             9,578  Schering-Plough Corp.                                176,906
                                                                 ---------------
                                                                       1,004,283
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.2%
               361  Simon Property Group, Inc.                            35,017
                                                                 ---------------
ROAD & RAIL - 1.4%
             2,444  CSX Corp.                                            133,369
             1,641  Union Pacific Corp.                                  116,774
                                                                 ---------------
                                                                         250,143
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.3%
             2,284  Altera Corp.                                          47,233
             7,954  Amkor Technology Inc.(1)                              50,667
            15,716  Intel Corp.                                          294,360
            26,920  LSI Corp.(1)                                         144,291

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            11,228  National Semiconductor Corp.                         193,234
             1,273  Texas Instruments Inc.                                27,370
                                                                 ---------------
                                                                         757,155
                                                                 ---------------
SOFTWARE - 7.1%
             6,922  Activision Blizzard, Inc.(1)                         106,806
             6,946  Adobe Systems Inc.(1)                                274,159
               249  ANSYS, Inc.(1)                                         9,430
             4,263  Autodesk, Inc.(1)                                    143,024
            17,867  Microsoft Corp.                                      476,869
               933  Nuance Communications, Inc.(1)                        11,373
            11,209  Oracle Corp.(1)                                      227,655
             1,086  Symantec Corp.(1)                                     21,264
                                                                 ---------------
                                                                       1,270,580
                                                                 ---------------
SPECIALTY RETAIL - 2.8%
             1,400  GameStop Corp. Cl A(1)                                47,894
             6,003  Gap, Inc. (The)                                      106,733
               704  Ross Stores, Inc.                                     25,914
             7,655  TJX Companies, Inc. (The)                            233,631
             2,522  Urban Outfitters Inc.(1)                              80,376
                                                                 ---------------
                                                                         494,548
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
               138  Polo Ralph Lauren Corp.                                9,196
                                                                 ---------------
TOBACCO - 0.8%
             3,017  Philip Morris International Inc.                     145,118
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
                98  WESCO International Inc.(1)                            3,154
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
               586  American Tower Corp. Cl A(1)                          21,079
               626  Rogers Communications, Inc. Cl B                      20,808
                                                                 ---------------
                                                                          41,887
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.5%                                   17,548,506
                                                                 ---------------
(Cost $18,659,253)

OTHER ASSETS AND LIABILITIES - 0.5%                                       92,611
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 17,641,117
                                                                 ===============

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:
                                                                   VALUE OF
                                                                  INVESTMENT
               VALUATION INPUTS                                   SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $17,548,506
Level 2 - Other Significant Observable Inputs                              -
Level 3 - Significant Unobservable Inputs                                  -
                                                             -------------------
                                                                 $17,548,506
                                                             ===================

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $18,676,754
                                                                 ===============
Gross tax appreciation of investments                               $   843,777
Gross tax depreciation of investments                                (1,972,025)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $(1,128,248)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
EQUITY GROWTH FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
AEROSPACE & DEFENSE - 3.4%
           575,199  Boeing Co.                                    $   32,987,663
           157,566  General Dynamics Corp.                            11,600,009
            31,898  Goodrich Corp.                                     1,326,957
            30,700  L-3 Communications Holdings, Inc.                  3,018,424
           245,158  Lockheed Martin Corp.                             26,886,478
            83,123  Northrop Grumman Corp.                             5,032,266
           105,099  Raytheon Co.                                       5,623,847
                                                                 ---------------
                                                                      86,475,644
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.9%
            41,474  C.H. Robinson Worldwide Inc.                       2,113,515
            75,349  FedEx Corp.                                        5,955,585
           244,983  United Parcel Service, Inc. Cl B                  15,406,982
                                                                 ---------------
                                                                      23,476,082
                                                                 ---------------
AIRLINES - 0.1%
           189,086  Southwest Airlines Co.                             2,743,638
                                                                 ---------------
AUTO COMPONENTS - 0.3%
           410,458  TRW Automotive Holdings Corp.(1)                   6,530,387
                                                                 ---------------
BEVERAGES - 1.5%
           244,443  Coca-Cola Co. (The)                               12,926,146
           341,084  PepsiCo, Inc.                                     24,309,057
                                                                 ---------------
                                                                      37,235,203
                                                                 ---------------
BIOTECHNOLOGY - 2.8%
           759,836  Amgen Inc.(1)                                     45,035,480
            94,623  Celgene Corp.(1)                                   5,987,743
           251,612  Cephalon, Inc.(1)                                 19,497,414
                                                                 ---------------
                                                                      70,520,637
                                                                 ---------------
CAPITAL MARKETS - 3.6%
           507,700  Bank of New York
                    Mellon Corp. (The)                                16,540,866
           364,277  Charles Schwab Corp. (The)                         9,471,202
            95,965  Goldman Sachs Group, Inc. (The)                   12,283,520
            41,425  Knight Capital Group, Inc. Cl A(1)                   615,576
           430,042  Merrill Lynch & Co., Inc.                         10,880,063
           347,629  Morgan Stanley                                     7,995,467
           204,841  Northern Trust Corp.                              14,789,520
            75,652  Raymond James Financial, Inc.                      2,495,003
           291,630  State Street Corp.                                16,587,914
                                                                 ---------------
                                                                      91,659,131
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CHEMICALS - 0.4%
            14,042  Ashland Inc.                                         410,588
           114,994  CF Industries Holdings, Inc.                      10,517,352
             1,462  Mosaic Co. (The)                                      99,474
                                                                 ---------------
                                                                      11,027,414
                                                                 ---------------
COMMERCIAL BANKS - 2.3%
            10,578  PNC Financial Services Group, Inc.                   790,177
           822,477  Regions Financial Corp.                            7,895,779
           104,187  Royal Bank of Canada                               5,003,060
         1,154,912  Wells Fargo & Co.                                 43,343,847
                                                                 ---------------
                                                                      57,032,863
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            91,229  Allied Waste Industries Inc.(1)                    1,013,554
           466,924  Pitney Bowes, Inc.                                15,529,892
            64,198  R.R. Donnelley & Sons Co.                          1,574,777
                                                                 ---------------
                                                                      18,118,223
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.5%
         1,218,661  Cisco Systems Inc.(1)                             27,492,992
         1,327,159  Motorola, Inc.                                     9,475,915
            37,915  QUALCOMM Inc.                                      1,629,208
                                                                 ---------------
                                                                      38,598,115
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.4%
           185,668  Apple Inc.(1)                                     21,103,025
           747,934  EMC Corp.(1)                                       8,945,291
         1,075,888  Hewlett-Packard Co.                               49,749,060
           678,316  Lexmark International, Inc. Cl A(1)               22,092,752
           452,177  Western Digital Corp.(1)                           9,640,414
                                                                 ---------------
                                                                     111,530,542
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.7%
           111,808  EMCOR Group Inc.(1)                                2,942,787
           280,030  Fluor Corp.                                       15,597,671
                                                                 ---------------
                                                                      18,540,458
                                                                 ---------------
CONSUMER FINANCE - 0.7%
           182,145  Capital One Financial Corp.                        9,289,395
           540,502  Discover Financial Services                        7,469,738
                                                                 ---------------
                                                                      16,759,133
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.2%
            93,830  Rock-Tenn Co. Cl A                                 3,751,324
            35,527  Sonoco Products Co.                                1,054,441
                                                                 ---------------
                                                                       4,805,765
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.5%
           509,051  H&R Block, Inc.                                   11,479,100
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.8%
           879,028  Bank of America Corp.                             30,765,980
         1,144,151  Citigroup Inc.                                    23,466,537
           866,938  JPMorgan Chase & Co.                              40,486,005
                                                                 ---------------
                                                                      94,718,522
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.4%
         1,409,415  AT&T Inc.                                         39,350,866
            26,987  CenturyTel Inc.                                      989,074
            39,125  Embarq Corp.                                       1,586,519
           525,979  Verizon Communications Inc.                       16,878,666
           115,779  Windstream Corp.                                   1,266,622
                                                                 ---------------
                                                                      60,071,747
                                                                 ---------------
ELECTRIC UTILITIES - 1.5%
            77,838  Edison International                               3,105,736
           248,397  Entergy Corp.                                     22,109,817
            40,580  Exelon Corp.                                       2,541,120
           180,124  FPL Group, Inc.                                    9,060,237
                                                                 ---------------
                                                                      36,816,910
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.3%
           192,566  Emerson Electric Co.                               7,854,767
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 0.8%
         2,126,137  Celestica Inc.(1)                                 13,692,322
           615,701  Jabil Circuit, Inc.                                5,873,788
                                                                 ---------------
                                                                      19,566,110
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.4%
           269,448  ENSCO International Inc.                          15,528,289
           231,869  FMC Technologies Inc.(1)                          10,793,502
           252,241  Halliburton Co.                                    8,170,086
           201,858  National Oilwell Varco, Inc.(1)                   10,139,327
            24,676  Noble Corp.                                        1,083,276
            79,259  Oil States International, Inc.(1)                  2,801,806
           154,169  Schlumberger Ltd.                                 12,039,057
                                                                 ---------------
                                                                      60,555,343
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 3.5%
           103,274  Costco Wholesale Corp.                             6,705,581
         1,065,022  Kroger Co. (The)                                  29,266,805
           469,896  SYSCO Corp.                                       14,486,894
           613,045  Wal-Mart Stores, Inc.                             36,715,264
                                                                 ---------------
                                                                      87,174,544
                                                                 ---------------
FOOD PRODUCTS - 2.1%
           268,056  General Mills, Inc.                               18,420,807
           335,982  H.J. Heinz Co.                                    16,768,862
           135,433  Hershey Co. (The)                                  5,355,021
           341,062  Kraft Foods Inc. Cl A                             11,169,781
                                                                 ---------------
                                                                      51,714,471
                                                                 ---------------
GAS UTILITIES - 0.1%
            82,581  Nicor Inc.                                         3,662,467
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
           154,735  Baxter International Inc.                         10,155,258
            60,640  Becton, Dickinson & Co.                            4,866,966
           354,664  Medtronic, Inc.                                   17,768,667
                                                                 ---------------
                                                                      32,790,891
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.2%
           570,257  CIGNA Corp.                                       19,377,333
           330,301  Express Scripts, Inc.(1)                          24,382,820
            55,208  Owens & Minor Inc.                                 2,677,588
           203,194  WellPoint Inc.(1)                                  9,503,383
                                                                 ---------------
                                                                      55,941,124
                                                                 ---------------
HEALTH CARE TECHNOLOGY(2)
            48,039  IMS Health Inc.                                      908,417
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.7%
           697,646  McDonald's Corp.                                  43,044,758
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
            47,585  NVR, Inc.(1)                                      27,218,620
             3,107  Tupperware Brands Corp.                               85,846
                                                                 ---------------
                                                                      27,304,466
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.4%
           155,925  Colgate-Palmolive Co.                             11,748,949
           716,782  Procter & Gamble Co. (The)                        49,952,537
                                                                 ---------------
                                                                      61,701,486
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
            99,134  NRG Energy Inc.(1)                                 2,453,567
         1,527,492  Reliant Energy, Inc.(1)                           11,227,066
                                                                 ---------------
                                                                      13,680,633
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.5%
         1,497,579  General Electric Co.                              38,188,265
                                                                 ---------------
INSURANCE - 3.6%
           226,578  ACE Ltd.                                          12,264,667
           346,745  American Financial Group, Inc.                    10,228,978
           141,760  Arch Capital Group Ltd.(1)                        10,352,733
           275,724  Aspen Insurance Holdings Ltd.                      7,582,410
           210,520  Chubb Corp.                                       11,557,548
           166,839  MetLife, Inc.                                      9,342,984
           210,960  Prudential Financial, Inc.                        15,189,120
           310,306  Travelers Companies, Inc. (The)                   14,025,831
                                                                 ---------------
                                                                      90,544,271
                                                                 ---------------
INTERNET & CATALOG RETAIL(2)
             9,316  Amazon.com, Inc.(1)                                  677,832
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.7%
            42,478  Google Inc. Cl A(1)                               17,013,289
                                                                 ---------------
IT SERVICES - 5.3%
           775,405  Accenture Ltd. Cl A                               29,465,389
           271,233  Alliance Data Systems Corp.(1)                    17,190,748
           514,747  International Business
                    Machines Corp.                                    60,204,808
           142,908  Metavante Technologies, Inc.(1)                    2,752,408
            89,782  Visa Inc. Cl A                                     5,511,717
           791,907  Western Union Co. (The)                           19,536,346
                                                                 ---------------
                                                                     134,661,416
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.6%
           149,663  Hasbro, Inc.                                       5,196,299
           208,820  Polaris Industries Inc.                            9,499,222
                                                                 ---------------
                                                                      14,695,521
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.1%
            89,264  Invitrogen Corp.(1)                                3,374,179
                                                                 ---------------
MACHINERY - 1.3%
            94,139  AGCO Corp.(1)                                      4,011,263
           448,070  Caterpillar Inc.                                  26,704,972

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            48,947  Dover Corp.                                        1,984,801
                                                                 ---------------
                                                                      32,701,036
                                                                 ---------------
MEDIA - 2.7%
         1,936,252  Comcast Corp. Cl A                                38,008,627
           149,043  DIRECTV Group, Inc. (The)(1)                       3,900,455
           451,142  DISH Network Corp. Cl A(1)                         9,473,982
            77,836  Omnicom Group Inc.                                 3,001,356
           440,366  Walt Disney Co. (The)                             13,514,833
                                                                 ---------------
                                                                      67,899,253
                                                                 ---------------
METALS & MINING - 0.8%
           281,883  Freeport-McMoRan Copper &
                    Gold, Inc.                                        16,025,048
            82,981  Reliance Steel &
                    Aluminum Company                                   3,150,789
                                                                 ---------------
                                                                      19,175,837
                                                                 ---------------
MULTILINE RETAIL - 0.9%
           581,484  Big Lots, Inc.(1)                                 16,182,700
           282,093  Macy's Inc.                                        5,072,032
                                                                 ---------------
                                                                      21,254,732
                                                                 ---------------
MULTI-INDUSTRY - 1.6%
         2,008,818  Financial Select Sector
                    SPDR Fund                                         39,754,508
                                                                 ---------------
MULTI-UTILITIES - 0.7%
           864,265  CenterPoint Energy, Inc.                          12,592,341
            41,628  DTE Energy Co.                                     1,663,039
           126,342  Public Service Enterprise
                    Group Inc.                                         4,142,754
                                                                 ---------------
                                                                      18,398,134
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.3%
               300  Alpha Natural Resources, Inc.(1)                      15,429
           108,450  Apache Corp.                                      11,309,166
           543,188  Chevron Corp.                                     44,802,146
           723,927  ConocoPhillips                                    53,027,653
           111,460  Devon Energy Corp.                                10,165,152
         1,665,773  Exxon Mobil Corp.                                129,363,931
           142,642  Frontline Ltd.                                     6,856,801
            53,388  Hess Corp.                                         4,382,087
            20,046  Massey Energy Co.                                    715,041
           177,424  McMoRan Exploration Co.(1)                         4,194,303
            43,099  Noble Energy Inc.                                  2,395,873
           215,917  Occidental Petroleum Corp.                        15,211,353
           294,635  Spectra Energy Corp.                               7,012,313
           292,133  Stone Energy Corp.(1)                             12,365,990
           105,266  Sunoco, Inc.                                       3,745,364
           121,986  W&T Offshore Inc.                                  3,328,998
                                                                 ---------------
                                                                     308,891,600
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 6.3%
           783,983  Eli Lilly & Co.                                   34,518,771
         1,125,504  Johnson & Johnson                                 77,974,917
           177,623  Merck & Co., Inc.                                  5,605,782
         1,729,587  Pfizer Inc.                                       31,893,584
           485,284  Schering-Plough Corp.                              8,963,195
                                                                 ---------------
                                                                     158,956,249
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.2%
           126,906  Host Hotels & Resorts Inc.                         1,686,581
            30,006  Public Storage                                     2,970,894
                                                                 ---------------
                                                                       4,657,475
                                                                 ---------------
ROAD & RAIL - 1.1%
            71,192  Burlington Northern
                    Santa Fe Corp.                                     6,580,277
            98,392  CSX Corp.                                          5,369,251
            92,993  Norfolk Southern Corp.                             6,157,067
           128,693  Union Pacific Corp.                                9,157,793
                                                                 ---------------
                                                                      27,264,388
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.7%
         1,714,553  Amkor Technology Inc.(1)                          10,921,703
           635,569  Intel Corp.                                       11,904,207
         4,045,670  LSI Corp.(1)                                      21,684,791
         1,297,173  National Semiconductor Corp.                      22,324,348
                                                                 ---------------
                                                                      66,835,049
                                                                 ---------------
SOFTWARE - 2.8%
           222,162  Adobe Systems Inc.(1)                              8,768,734
           121,752  Autodesk, Inc.(1)                                  4,084,780
            99,507  CA, Inc.                                           1,986,160
           966,345  Microsoft Corp.                                   25,791,748
         1,572,787  Symantec Corp.(1)                                 30,795,169
                                                                 ---------------
                                                                      71,426,591
                                                                 ---------------
SPECIALTY RETAIL - 2.4%
           244,687  AutoZone, Inc.(1)                                 30,179,695
           119,792  Best Buy Co., Inc.                                 4,492,200
         1,248,620  Gap, Inc. (The)                                   22,200,464
           265,319  RadioShack Corp.                                   4,584,712
                                                                 ---------------
                                                                      61,457,071
                                                                 ---------------
TOBACCO - 1.1%
           517,854  Altria Group Inc.                                 10,274,223
           374,904  Philip Morris International Inc.                  18,032,883
                                                                 ---------------
                                                                      28,307,106
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
           301,748  Sprint Nextel Corp.                                1,840,663
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,492,013,456
(Cost $2,543,939,824)                                            ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL - 1.0%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $26,048,242), in a joint trading
account at 0.03%, dated 9/30/08,
due 10/1/08 (Delivery value $25,600,021)                              25,600,000
                                                                 ---------------
(Cost $25,600,000)

TOTAL INVESTMENT SECURITIES - 99.9%                                2,517,613,456
                                                                 ---------------
(Cost $2,569,539,824)

OTHER ASSETS AND LIABILITIES - 0.1%                                    1,779,182
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,519,392,638
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
SPDR = Standard and Poor's Depositary Receipt
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:

                                                          VALUE OF INVESTMENT
               VALUATION INPUTS                                SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                      $2,492,013,456
Level 2 - Other Significant Observable Inputs                    25,600,000
Level 3 - Significant Unobservable Inputs                                 -
                                                       -------------------------
                                                             $2,517,613,456
                                                       =========================

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,581,080,128
                                                                 ===============
Gross tax appreciation of investments                            $  235,571,980
Gross tax depreciation of investments                              (299,038,652)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  (63,466,672)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INCOME & GROWTH FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
AEROSPACE & DEFENSE - 4.3%
           539,641  Boeing Co.                                    $   30,948,411
            74,445  General Dynamics Corp.                             5,480,641
            53,112  Honeywell International Inc.                       2,206,804
           343,177  Lockheed Martin Corp.                             37,636,222
           568,607  Northrop Grumman Corp.                            34,423,468
            57,492  Raytheon Co.                                       3,076,397
                                                                 ---------------
                                                                     113,771,943
                                                                 ---------------
BEVERAGES - 2.0%
           490,712  Coca-Cola Enterprises Inc.                         8,229,240
           583,602  Constellation Brands Inc. Cl A(1)                 12,524,099
           450,727  Dr Pepper Snapple Group, Inc.(1)                  11,935,251
           219,036  Molson Coors Brewing Co., Cl B                    10,239,933
           206,056  Pepsi Bottling Group Inc.                          6,010,654
            35,000  PepsiCo, Inc.                                      2,494,450
                                                                 ---------------
                                                                      51,433,627
                                                                 ---------------
BIOTECHNOLOGY - 2.3%
           839,351  Amgen Inc.(1)                                     49,748,334
           128,403  Cephalon, Inc.(1)                                  9,949,948
                                                                 ---------------
                                                                      59,698,282
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
           147,351  Masco Corp.                                        2,643,477
                                                                 ---------------
CAPITAL MARKETS - 3.8%
           396,728  Bank of New York
                    Mellon Corp. (The)                                12,925,398
           828,001  Charles Schwab Corp. (The)                        21,528,026
            14,153  Federated Investors Inc. Cl B                        408,031
           175,059  Goldman Sachs Group, Inc. (The)                   22,407,552
             5,137  Janus Capital Group Inc.                             124,726
           365,726  Morgan Stanley                                     8,411,698
           104,704  Northern Trust Corp.                               7,559,629
           408,621  Raymond James Financial, Inc.                     13,476,321
           246,473  State Street Corp.                                14,019,384
                                                                 ---------------
                                                                     100,860,765
                                                                 ---------------
CHEMICALS - 1.7%
            14,686  Ashland Inc.                                         429,419
            25,432  CF Industries Holdings, Inc.                       2,326,011
           855,711  du Pont (E.I.) de Nemours & Co.                   34,485,153
           186,165  Methanex Corp.                                     3,702,822

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           103,595  Terra Industries Inc.                              3,045,693
                                                                 ---------------
                                                                      43,989,098
                                                                 ---------------
COMMERCIAL BANKS - 3.1%
            55,285  Cullen/Frost Bankers, Inc.                         3,228,644
           133,030  International Bancshares Corp.                     3,591,810
            14,897  PNC Financial Services Group, Inc.                 1,112,806
            95,022  Regions Financial Corp.                              912,211
           327,842  Royal Bank of Canada                              15,742,973
           109,320  SunTrust Banks, Inc.                               4,918,307
           764,382  U.S. Bancorp                                      27,533,039
           495,992  Wells Fargo & Co.                                 18,614,580
           127,751  Zions Bancorporation                               4,943,964
                                                                 ---------------
                                                                      80,598,334
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
            32,816  Allied Waste Industries Inc.(1)                      364,586
           517,929  R.R. Donnelley & Sons Co.                         12,704,798
                                                                 ---------------
                                                                      13,069,384
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.8%
           900,183  Cisco Systems Inc.(1)                             20,308,128
           270,683  Motorola, Inc.                                     1,932,677
                                                                 ---------------
                                                                      22,240,805
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.3%
            21,377  Apple Inc.(1)                                      2,429,710
           263,001  EMC Corp.(1)                                       3,145,492
         1,236,468  Hewlett-Packard Co.                               57,174,280
           381,559  Lexmark International, Inc. Cl A(1)               12,427,377
           599,297  Western Digital Corp.(1)                          12,777,012
                                                                 ---------------
                                                                      87,953,871
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.7%
           587,582  EMCOR Group Inc.(1)                               15,465,158
            46,516  Fluor Corp.                                        2,590,941
             1,373  Jacobs Engineering Group Inc.(1)                      74,568
            54,408  Perini Corp.(1)                                    1,403,182
                                                                 ---------------
                                                                      19,533,849
                                                                 ---------------
CONSUMER FINANCE - 0.7%
           232,743  Capital One Financial Corp.                       11,869,893
           463,126  Discover Financial Services                        6,400,401
                                                                 ---------------
                                                                      18,270,294
                                                                 ---------------

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.8%
         1,533,367  Bank of America Corp.                             53,667,845
         1,384,111  Citigroup Inc.                                    28,388,117
           930,207  JPMorgan Chase & Co.                              43,440,667
                                                                 ---------------
                                                                     125,496,629
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.1%
         1,478,913  AT&T Inc.                                         41,291,251
            86,613  CenturyTel Inc.                                    3,174,366
            49,030  Embarq Corp.                                       1,988,167
         1,673,605  Qwest Communications
                    International Inc.                                 5,405,744
         1,691,848  Verizon Communications Inc.                       54,291,403
           117,280  Windstream Corp.                                   1,283,043
                                                                 ---------------
                                                                     107,433,974
                                                                 ---------------
ELECTRIC UTILITIES - 2.1%
            49,133  Duke Energy Corp.                                    856,388
           630,117  Edison International                              25,141,669
            30,000  Entergy Corp.                                      2,670,300
           392,990  FPL Group, Inc.                                   19,767,397
           147,831  Progress Energy Inc.                               6,375,951
                                                                 ---------------
                                                                      54,811,705
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.3%
           204,722  Emerson Electric Co.                               8,350,610
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 0.3%
         1,239,591  Celestica Inc.(1)                                  7,982,966
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.7%
            43,182  ENSCO International Inc.                           2,488,579
            70,471  Noble Corp.                                        3,093,677
            87,842  Oil States International, Inc.(1)                  3,105,215
           121,456  Patterson-UTI Energy Inc.                          2,431,549
            64,651  Transocean Inc.(1)                                 7,101,265
                                                                 ---------------
                                                                      18,220,285
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.7%
            60,754  BJ's Wholesale Club Inc.(1)                        2,360,900
            92,407  Costco Wholesale Corp.                             5,999,987
           315,836  Kroger Co. (The)                                   8,679,173
             9,784  Safeway Inc.                                         232,076
           460,784  Wal-Mart Stores, Inc.                             27,596,354
                                                                 ---------------
                                                                      44,868,490
                                                                 ---------------
FOOD PRODUCTS - 2.0%
           119,287  Corn Products International Inc.                   3,850,584

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           570,582  General Mills, Inc.                               39,210,395
            22,575  H.J. Heinz Co.                                     1,126,718
           119,453  J.M. Smucker Co. (The)                             6,055,073
            65,559  Kraft Foods Inc. Cl A                              2,147,057
                                                                 ---------------
                                                                      52,389,827
                                                                 ---------------
GAS UTILITIES - 0.4%
           240,501  Nicor Inc.                                        10,666,219
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
           249,736  Baxter International Inc.                         16,390,174
           447,360  Becton, Dickinson & Co.                           35,905,113
            18,671  Hospira Inc.(1)                                      713,232
                                                                 ---------------
                                                                      53,008,519
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.9%
           495,300  AMERIGROUP Corp.(1)                               12,506,325
           256,614  Apria Healthcare Group Inc.(1)                     4,680,639
            44,812  Express Scripts, Inc.(1)                           3,308,022
            50,599  WellPoint Inc.(1)                                  2,366,515
                                                                 ---------------
                                                                      22,861,501
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.9%
           778,283  McDonald's Corp.                                  48,020,061
            87,740  WMS Industries Inc.(1)                             2,682,212
                                                                 ---------------
                                                                      50,702,273
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
           179,275  Lennar Corp.                                       2,723,187
            27,353  NVR, Inc.(1)                                      15,645,915
             9,980  Pulte Homes Inc.                                     139,421
            40,116  Snap-on Inc.                                       2,112,509
           300,350  Tupperware Brands Corp.                            8,298,671
                                                                 ---------------
                                                                      28,919,703
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.5%
            20,837  Church & Dwight Co., Inc.                          1,293,769
            61,004  Clorox Co.                                         3,824,341
           617,675  Kimberly-Clark Corp.                              40,050,047
           659,799  Procter & Gamble Co. (The)                        45,981,392
                                                                 ---------------
                                                                      91,149,549
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.4%
         1,358,363  Reliant Energy, Inc.(1)                            9,983,968
                                                                 ---------------

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 1.5%
         1,575,479  General Electric Co.                              40,174,715
                                                                 ---------------
INSURANCE - 3.8%
           590,414  ACE Ltd.                                          31,959,109
           212,733  American Financial Group, Inc.                     6,275,624
           243,109  Arch Capital Group Ltd.(1)                        17,754,250
           828,573  Aspen Insurance Holdings Ltd.                     22,785,758
           212,593  Axis Capital Holdings Ltd.                         6,741,324
            17,162  Endurance Specialty Holdings Ltd.                    530,649
            43,142  PartnerRe Ltd.                                     2,882,317
            85,538  Travelers Companies, Inc. (The)                    3,866,318
           326,734  Unum Group                                         8,201,023
                                                                 ---------------
                                                                     100,996,372
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.2%
           143,747  Open Text Corp.(1)                                 4,970,771
                                                                 ---------------
IT SERVICES - 5.2%
           770,726  Accenture Ltd. Cl A                               29,287,588
           792,946  Computer Sciences Corp.(1)                        31,820,923
           604,749  International Business
                    Machines Corp.                                    70,731,443
            20,655  MasterCard Inc. Cl A                               3,662,751
            11,680  Visa Inc. Cl A                                       717,035
                                                                 ---------------
                                                                     136,219,740
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.1%
           809,623  Hasbro, Inc.                                      28,110,111
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.4%
           135,288  Invitrogen Corp.(1)                                5,113,886
           109,657  Thermo Fisher Scientific Inc.(1)                   6,031,135
                                                                 ---------------
                                                                      11,145,021
                                                                 ---------------
MACHINERY - 1.1%
           325,248  Caterpillar Inc.                                  19,384,781
            49,655  Dover Corp.                                        2,013,510
           250,000  Mueller Water Products Inc.
                    Series A                                           2,245,000
           114,529  Parker-Hannifin Corp.                              6,070,037
                                                                 ---------------
                                                                      29,713,328
                                                                 ---------------
MEDIA - 2.5%
         1,162,315  CBS Corp. Cl B                                    16,946,553
           770,123  Comcast Corp. Cl A                                15,117,514
            43,361  Omnicom Group Inc.                                 1,672,000

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
         1,080,934  Walt Disney Co. (The)                             33,173,865
                                                                 ---------------
                                                                      66,909,932
                                                                 ---------------
METALS & MINING - 1.4%
           409,946  Freeport-McMoRan Copper &
                    Gold, Inc.                                        23,305,429
           145,505  Nucor Corp.                                        5,747,448
            18,110  Reliance Steel &
                    Aluminum Company                                     687,637
           416,258  Southern Copper Corp.                              7,942,203
                                                                 ---------------
                                                                      37,682,717
                                                                 ---------------
MULTILINE RETAIL - 0.4%
            16,733  Family Dollar Stores, Inc.                           396,572
           597,065  Macy's Inc.                                       10,735,229
                                                                 ---------------
                                                                      11,131,801
                                                                 ---------------
MULTI-INDUSTRY - 0.6%
           748,365  Financial Select Sector
                    SPDR Fund                                         14,810,143
                                                                 ---------------
MULTI-UTILITIES - 0.2%
           133,333  Public Service Enterprise
                    Group Inc.                                         4,371,989
                                                                 ---------------
OFFICE ELECTRONICS - 0.8%
         1,770,667  Xerox Corp.                                       20,415,791
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 14.8%
            87,469  Apache Corp.                                       9,121,267
           877,065  Chevron Corp.                                     72,340,322
           795,692  ConocoPhillips                                    58,284,439
            87,245  Devon Energy Corp.                                 7,956,744
         1,720,534  Exxon Mobil Corp.                                133,616,671
           229,318  Frontline Ltd.                                    11,023,316
            73,674  Hess Corp.                                         6,047,162
           238,739  McMoRan Exploration Co.(1)                         5,643,790
            45,155  Noble Energy Inc.                                  2,510,166
           567,687  Occidental Petroleum Corp.                        39,993,549
           144,326  Stone Energy Corp.(1)                              6,109,320
            63,286  Sunoco, Inc.                                       2,251,716
           617,016  Valero Energy Corp.                               18,695,585
           447,305  W&T Offshore Inc.                                 12,206,953
               347  Walter Industries Inc.                                16,465
            50,480  Williams Companies, Inc. (The)                     1,193,852
                                                                 ---------------
                                                                     387,011,317
                                                                 ---------------
PHARMACEUTICALS - 6.1%
           932,538  Bristol-Myers Squibb Co.                          19,443,417
           341,542  Eli Lilly & Co.                                   15,038,094
           828,570  Johnson & Johnson                                 57,403,330
            73,634  King Pharmaceuticals, Inc.(1)                        705,414

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
         3,567,939  Pfizer Inc.                                       65,792,795
            20,020  Wyeth                                                739,539
                                                                 ---------------
                                                                     159,122,589
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.5%
               790  Apartment Investment and
                    Management Co. Cl A                                   27,666
            51,955  CBL & Associates Properties, Inc.                  1,043,256
           283,052  Hospitality Properties Trust                       5,808,227
            75,920  Host Hotels & Resorts Inc.                         1,008,977
           392,739  HRPT Properties Trust                              2,705,972
            61,737  ProLogis                                           2,547,886
                                                                 ---------------
                                                                      13,141,984
                                                                 ---------------
ROAD & RAIL - 0.9%
            11,753  Con-way Inc.                                         518,425
           161,698  CSX Corp.                                          8,823,860
           143,571  Norfolk Southern Corp.                             9,505,836
            74,626  Union Pacific Corp.                                5,310,386
                                                                 ---------------
                                                                      24,158,507
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.9%
         1,698,021  Amkor Technology Inc.(1)                          10,816,394
             6,971  ASM International N.V.(1)                            130,358
         1,337,796  Intel Corp.                                       25,056,918
         1,934,782  LSI Corp.(1)                                      10,370,432
            30,492  Skyworks Solutions, Inc.(1)                          254,913
           108,413  Xilinx, Inc.                                       2,542,285
                                                                 ---------------
                                                                      49,171,300
                                                                 ---------------
SOFTWARE - 3.0%
         1,583,439  Microsoft Corp.                                   42,261,987
           251,716  Sybase, Inc.(1)                                    7,707,544
         1,538,699  Symantec Corp.(1)                                 30,127,726
                                                                 ---------------
                                                                      80,097,257
                                                                 ---------------
SPECIALTY RETAIL - 1.7%
            60,393  Best Buy Co., Inc.                                 2,264,738
         1,456,460  Gap, Inc. (The)                                   25,895,859
            60,000  Men's Wearhouse, Inc. (The)                        1,274,400
           655,492  RadioShack Corp.                                  11,326,902
           199,348  Rent-A-Center Inc.(1)                              4,441,473
                                                                 ---------------
                                                                      45,203,372
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
            19,060  VF Corp.                                           1,473,529
                                                                 ---------------

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.1%
           157,717  New York Community
                    Bancorp, Inc.                                      2,648,068
                                                                 ---------------
TOBACCO - 2.0%
         1,459,948  Altria Group Inc.                                 28,965,368
           359,942  Reynolds American Inc.                            17,500,380
           140,429  Universal Corp.                                    6,893,660
                                                                 ---------------
                                                                      53,359,408
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
            25,000  Fastenal Co.                                       1,234,750
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,624,184,459
(Cost $2,551,648,696)                                            ---------------

TEMPORARY CASH INVESTMENTS - 0.4%
       $11,500,000  FHLB Discount Notes,
                    0.05%, 10/1/08(3)                                 11,500,000
                                                                 ---------------
(Cost $11,499,985)

TOTAL INVESTMENT SECURITIES - 100.2%                               2,635,684,459
                                                                 ---------------
(Cost $2,563,148,681)

OTHER ASSETS AND LIABILITIES - (0.2)%                                (5,859,093)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,629,825,366
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.
(3) The rate indicated is the yield to maturity at purchase.

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:

                                                                  VALUE OF
                                                                 INVESTMENT
               VALUATION INPUTS                                  SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                        $2,624,184,459
Level 2 - Other Significant Observable Inputs                      11,500,000
Level 3 - Significant Unobservable Inputs                                   -
                                                            --------------------
                                                               $2,635,684,459
                                                            ====================

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,576,272,861
                                                                 ===============
Gross tax appreciation of investments                            $  415,036,763
Gross tax depreciation of investments                              (355,625,165)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   59,411,598
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
SMALL COMPANY FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
AEROSPACE & DEFENSE - 1.5%
             1,817  Ceradyne Inc.(1)                                $     66,611
           186,251  Esterline Technologies Corp.(1)                    7,373,677
            58,374  Teledyne Technologies Inc.(1)                      3,336,658
                                                                 ---------------
                                                                      10,776,946
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.6%
            95,829  Hub Group Inc. Cl A(1)                             3,607,962
            39,662  Pacer International Inc.                             653,233
                                                                 ---------------
                                                                       4,261,195
                                                                 ---------------
AIRLINES - 0.4%
            95,757  Republic Airways Holdings Inc.(1)                    975,764
           101,618  SkyWest, Inc.                                      1,623,855
                                                                 ---------------
                                                                       2,599,619
                                                                 ---------------
AUTO COMPONENTS - 1.0%
            38,367  ArvinMeritor, Inc.                                   500,306
            24,266  ATC Technology Corp.(1)                              576,075
             7,401  Autoliv, Inc.                                        249,784
            76,794  Hawk Corp. Cl A(1)                                 1,545,863
            95,391  Stoneridge Inc.(1)                                 1,073,149
           225,530  TRW Automotive
                    Holdings Corp.(1)                                  3,588,182
                                                                 ---------------
                                                                       7,533,359
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
             6,858  Alkermes, Inc.(1)                                     91,211
           113,444  Cubist Pharmaceuticals Inc.(1)                     2,521,860
            48,353  Enzon Pharmaceuticals, Inc.(1)                       356,845
           203,320  Martek Biosciences Corp.                           6,388,315
            24,290  OSI Pharmaceuticals Inc.(1)                        1,197,254
            60,491  Repligen Corp.(1)                                    284,913
                                                                 ---------------
                                                                      10,840,398
                                                                 ---------------
BUILDING PRODUCTS - 0.5%
            51,244  Gibraltar Industries Inc.                            958,775
            39,635  Lennox International Inc.                          1,318,656
            37,966  NCI Building Systems Inc.(1)                       1,205,421
                                                                 ---------------
                                                                       3,482,852
                                                                 ---------------
CAPITAL MARKETS - 1.1%
           258,068  Calamos Asset Management, Inc.
                    Cl A                                               4,624,580
            24,804  Evercore Partners Inc. Cl A                          445,976
            52,718  Knight Capital Group, Inc. Cl A(1)                   783,389
            24,234  optionsXpress Holdings, Inc.                         470,624

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           163,481  TradeStation Group, Inc.(1)                        1,528,547
                                                                 ---------------
                                                                       7,853,116
                                                                 ---------------
CHEMICALS - 0.7%
            16,713  CF Industries Holdings, Inc.                       1,528,571
            19,530  Innophos Holdings, Inc.                              476,141
            80,222  Koppers Holdings Inc.                              3,001,105
             6,286  Quaker Chemical Corp.                                178,900
             7,181  Scotts Miracle-Gro Co. (The) Cl A                    169,759
                                                                 ---------------
                                                                       5,354,476
                                                                 ---------------
COMMERCIAL BANKS - 5.7%
            34,587  BancFirst Corp.                                    1,671,590
           157,973  Bank of Hawaii Corp.                               8,443,656
            43,372  Cardinal Financial Corp.                             350,446
            29,939  Center Financial Corp.                               382,321
            67,778  City Holding Co.                                   2,863,621
            49,306  Commerce Bancshares, Inc.                          2,287,798
            50,142  Community Bank System Inc.                         1,261,071
            35,481  Financial Institutions, Inc.                         709,975
             9,772  First Citizens BancShares, Inc.                    1,749,188
            30,104  Old National Bancorp                                 602,682
            12,646  Old Second Bancorp Inc.                              234,204
           449,679  Oriental Financial Group                           8,031,267
            65,496  Prosperity Bancshares, Inc.                        2,226,209
             6,510  Republic Bancorp, Inc. Cl A                          197,383
            12,396  Southside Bancshares, Inc.                           312,379
            26,691  SVB Financial Group(1)                             1,545,943
            60,531  UMB Financial Corp.                                3,179,088
           269,883  Valley National Bancorp                            5,656,748
            39,887  Whitney Holding Corp.                                967,260
                                                                 ---------------
                                                                      42,672,829
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.2%
            47,631  American Reprographics Co.(1)                        821,635
            54,309  Bowne & Co. Inc.                                     627,269
            59,876  Cenveo, Inc.(1)                                      460,446
            59,111  Comfort Systems USA, Inc.                            789,723
            11,161  IKON Office Solutions Inc.                           189,849
           316,801  Knoll Inc.                                         4,790,031
            11,960  North American Galvanizing &
                    Coatings, Inc.(1)                                     60,996
            56,530  PRG-Schultz International, Inc.(1)                   506,509
            12,760  Standard Parking Corp.(1)                            283,527
                                                                 ---------------
                                                                       8,529,985
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.1%
            61,356  Cogo Group Inc.(1)                                   323,346
            10,574  Comtech
                    Telecommunications Corp.(1)                          520,664
           171,941  Emulex Corp.(1)                                    1,834,610
            52,848  Harmonic Inc.(1)                                     446,566
            95,611  InterDigital, Inc.(1)                              2,299,444

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            13,431  Plantronics, Inc.                                    302,466
           153,124  Tekelec(1)                                         2,142,205
                                                                 ---------------
                                                                       7,869,301
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.1%
           196,865  Lexmark International, Inc. Cl A(1)                6,411,892
           356,891  QLogic Corp.(1)                                    5,481,846
            10,563  Super Micro Computer, Inc.(1)                         95,173
           153,993  Western Digital Corp.(1)                           3,283,131
                                                                 ---------------
                                                                      15,272,042
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.8%
           423,356  EMCOR Group Inc.(1)                               11,142,729
            46,687  Michael Baker Corp.(1)                             1,624,708
            18,121  Perini Corp.(1)                                      467,341
                                                                 ---------------
                                                                      13,234,778
                                                                 ---------------
CONSUMER FINANCE - 1.6%
            80,604  Advance America,
                    Cash Advance Centers, Inc.                           241,006
           266,565  Cash America International, Inc.                   9,607,002
            49,869  Dollar Financial Corp.(1)                            767,484
            29,407  World Acceptance Corp.(1)                          1,058,652
                                                                 ---------------
                                                                      11,674,144
                                                                 ---------------
CONTAINERS & PACKAGING - 1.6%
            32,587  Crown Holdings Inc.(1)                               723,757
           269,398  Rock-Tenn Co. Cl A                                10,770,532
                                                                 ---------------
                                                                      11,494,289
                                                                 ---------------
DISTRIBUTORS - 0.5%
           208,963  LKQ Corp.(1)                                       3,546,102
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES(2)
             9,560  thinkorswim Group, Inc.(1)                            79,635
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
           202,931  Interactive Brokers Group, Inc.
                    Cl A(1)                                            4,498,980
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.2%
           229,064  CenturyTel Inc.                                    8,395,196
             1,936  NTELOS Holdings Corp.                                 52,059
                                                                 ---------------
                                                                       8,447,255
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.6%
            44,968  Central Vermont Public
                    Service Corp.                                      1,054,050
           143,473  El Paso Electric Co.(1)                            3,012,933
             6,541  Maine & Maritimes Corp.(1)                           215,526
                                                                 ---------------
                                                                       4,282,509
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.7%
            69,018  Acuity Brands Inc.                                 2,882,192
            81,533  Belden Inc.                                        2,593,565
            97,099  Brady Corp. Cl A                                   3,425,653
           265,044  GrafTech International Ltd.(1)                     4,004,814
            33,459  Hubbell Inc. Cl B                                  1,172,738
            37,598  Smith (A.O.) Corp.                                 1,473,466
           109,603  Woodward Governor Co.                              3,865,697
                                                                 ---------------
                                                                      19,418,125
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 3.5%
            36,018  Brightpoint Inc.(1)                                  259,330
         1,194,708  Celestica Inc.(1)                                  7,693,919
            72,799  Cognex Corp.                                       1,467,628
             7,369  Coherent, Inc.(1)                                    261,968
            71,850  Dolby Laboratories Inc. Cl A(1)                    2,528,402
           158,779  Insight Enterprises Inc.(1)                        2,129,226
             6,444  Itron Inc.(1)                                        570,487
           206,759  Jabil Circuit, Inc.                                1,972,481
           365,569  Methode Electronics, Inc.                          3,268,187
            53,634  Multi-Fineline Electronix, Inc.(1)                   793,247
            99,375  PC Mall Inc.(1)                                      678,731
            15,150  Radisys Corp.(1)                                     130,290
           129,088  Trimble Navigation Ltd.(1)                         3,338,216
            84,907  TTM Technologies, Inc.(1)                            842,277
                                                                 ---------------
                                                                      25,934,389
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.3%
            96,615  Atwood Oceanics Inc.(1)                            3,516,786
           222,408  Basic Energy Services Inc.(1)                      4,737,290
             5,569  Core Laboratories N.V.                               564,251
           152,767  ION Geophysical Corp.(1)                           2,167,764
             3,115  Key Energy Services, Inc.(1)                          36,134
           191,718  Oil States International, Inc.(1)                  6,777,231
           129,024  Unit Corp.(1)                                      6,427,976
                                                                 ---------------
                                                                      24,227,432
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.1%
            21,806  Nash Finch Co.                                       940,275
                                                                 ---------------
FOOD PRODUCTS - 1.9%
           597,332  Darling International Inc.(1)                      6,636,358
            39,813  Hain Celestial Group, Inc. (The)(1)                1,096,052

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           126,457  Overhill Farms, Inc.(1)                              651,254
            62,469  Ralcorp Holdings, Inc.(1)                          4,211,035
            39,317  TreeHouse Foods, Inc.(1)                           1,167,715
                                                                 ---------------
                                                                      13,762,414
                                                                 ---------------
GAS UTILITIES - 2.8%
            98,548  Atmos Energy Corp.                                 2,623,348
           112,119  Laclede Group, Inc. (The)                          5,436,650
           113,030  Nicor Inc.                                         5,012,881
           294,386  UGI Corp.                                          7,589,271
                                                                 ---------------
                                                                      20,662,150
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
           123,671  American Medical Systems
                    Holdings, Inc.(1)                                  2,196,397
            76,027  Analogic Corp.                                     3,783,104
            16,406  Arthrocare Corp.(1)                                  454,774
            92,066  CONMED Corp.(1)                                    2,946,112
            74,044  CryoLife, Inc.(1)                                    971,457
            52,238  Cyberonics, Inc.(1)                                  888,046
            15,398  Cynosure Inc. Cl A(1)                                276,240
            11,640  Edwards Lifesciences Corp.(1)                        672,326
             8,058  Exactech, Inc.(1)                                    179,210
           149,721  Invacare Corp.                                     3,614,265
            27,495  Kensey Nash Corp.(1)                                 864,993
            13,389  STERIS Corp.                                         503,159
            11,971  Synovis Life Technologies Inc.(1)                    225,294
            47,383  Thoratec Corp.(1)                                  1,243,804
                                                                 ---------------
                                                                      18,819,181
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.9%
           150,649  AMERIGROUP Corp.(1)                                3,803,887
           501,810  Apria Healthcare Group Inc.(1)                     9,153,015
           286,522  Centene Corp.(1)                                   5,876,566
             6,524  Emergency Medical Services Corp.
                    Cl A(1)                                              194,937
            39,703  Hanger Orthopedic Group Inc.(1)                      692,817
            32,264  HEALTHSOUTH Corp.(1)                                 594,626
             8,532  LHC Group, Inc.(1)                                   242,991
             1,818  Magellan Health Services Inc.(1)                      74,647
           293,291  Molina Healthcare Inc.(1)                          9,092,021
           203,597  Owens & Minor Inc.                                 9,874,456
            35,848  Pediatrix Medical Group, Inc.(1)                   1,932,924
           111,664  PSS World Medical Inc.(1)                          2,177,448
                                                                 ---------------
                                                                      43,710,335
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
           231,826  AFC Enterprises, Inc.(1)                           1,683,057
           179,741  Bally Technologies, Inc.(1)                        5,442,557
            22,167  Bob Evans Farms, Inc.                                604,937
           310,713  CEC Entertainment Inc.(1)                         10,315,673
            66,219  Choice Hotels International Inc.                   1,794,535
            32,306  Einstein Noah Restaurant
                    Group, Inc.(1)                                       325,644

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            36,799  Isle of Capri Casinos, Inc.(1)                       331,927
            79,513  WMS Industries Inc.(1)                             2,430,712
                                                                 ---------------
                                                                      22,929,042
                                                                 ---------------
HOUSEHOLD DURABLES - 0.8%
            47,580  Helen of Troy Ltd.(1)                              1,083,397
           174,748  Tupperware Brands Corp.                            4,828,287
                                                                 ---------------
                                                                       5,911,684
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
            10,608  WD-40 Co.                                            381,145
                                                                 ---------------
INSURANCE - 3.4%
           161,285  Allied World Assurance Co.
                    Holdings Ltd.                                      5,728,843
           102,335  American Financial Group, Inc.                     3,018,883
            13,453  American Physicians
                    Service Group, Inc.                                  284,800
            90,792  AMERISAFE, Inc.(1)                                 1,652,414
           284,351  Aspen Insurance Holdings Ltd.                      7,819,652
            22,172  Navigators Group Inc.(1)                           1,285,976
           148,031  Platinum Underwriters
                    Holdings, Ltd.                                     5,252,140
                                                                 ---------------
                                                                      25,042,708
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.2%
           186,596  1-800-FLOWERS.COM, Inc. Cl A(1)                    1,123,308
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.6%
           114,660  Dice Holdings Inc.(1)                                814,086
           893,264  EarthLink Inc.(1)                                  7,592,744
            74,618  Open Text Corp.(1)                                 2,580,290
            44,616  United Online, Inc.                                  419,837
                                                                 ---------------
                                                                      11,406,957
                                                                 ---------------
IT SERVICES - 2.9%
           341,293  Acxiom Corp.                                       4,279,814
           117,044  Broadridge Financial
                    Solutions, Inc.                                    1,801,307
            55,006  CGI Group Inc. Cl A(1)                               486,253
            19,812  CIBER, Inc.(1)                                       138,486
           378,851  CSG Systems International Inc.(1)                  6,641,258
            48,513  Gartner, Inc.(1)                                   1,100,275
           182,850  Global Cash Access Inc.(1)                           925,221
            54,809  Hewitt Associates Inc. Cl A(1)                     1,997,240
            35,583  ManTech International Corp.
                    Cl A(1)                                            2,109,716
            10,575  NCI Inc. Cl A(1)                                     301,176
            72,999  SAIC Inc.(1)                                       1,476,770
                                                                 ---------------
                                                                      21,257,516
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 2.2%
           229,117  JAKKS Pacific, Inc.(1)                             5,707,304
           218,700  Polaris Industries Inc.                            9,948,663
             3,243  RC2 Corp.(1)                                          64,860
            32,984  Sport Supply Group, Inc.                             362,824
                                                                 ---------------
                                                                      16,083,651
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.2%
            12,992  Bio-Rad Laboratories, Inc. Cl A(1)                 1,287,767
           207,620  Invitrogen Corp.(1)                                7,848,036
                                                                 ---------------
                                                                       9,135,803
                                                                 ---------------
MACHINERY - 2.7%
            62,173  Actuant Corp. Cl A                                 1,569,247
            28,945  Altra Holdings Inc.(1)                               427,228
            70,847  Chart Industries Inc.(1)                           2,023,390
            37,288  EnPro Industries Inc.(1)                           1,385,622
           121,365  Gardner Denver Inc.(1)                             4,213,793
            25,294  Lydall Inc.(1)                                       243,581
           230,609  Robbins & Myers Inc.                               7,132,737
            88,454  Tecumseh Products Co. Cl A(1)                      2,214,888
            23,711  Thermadyne Holdings Corp.(1)                         395,262
                                                                 ---------------
                                                                      19,605,748
                                                                 ---------------
MARINE - 1.1%
           309,124  Horizon Lines Inc. Cl A                            3,051,054
           136,547  Kirby Corp.(1)                                     5,180,593
                                                                 ---------------
                                                                       8,231,647
                                                                 ---------------
MEDIA - 1.7%
            46,410  Carmike Cinemas, Inc.                                170,789
           275,766  DreamWorks
                    Animation SKG Inc.(1)                              8,672,840
            81,674  Mediacom Communications Corp.
                    Cl A(1)                                              483,510
           365,380  Valassis Communications Inc.(1)                    3,164,191
                                                                 ---------------
                                                                      12,491,330
                                                                 ---------------
METALS & MINING - 0.3%
            52,002  Century Aluminum Co.(1)                            1,439,936
             9,367  Compass Minerals
                    International Inc.                                   490,737
            16,427  Olympic Steel Inc.                                   484,432
                                                                 ---------------
                                                                       2,415,105
                                                                 ---------------
MULTILINE RETAIL - 1.2%
           149,961  Big Lots, Inc.(1)                                  4,173,415

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           117,408  Dollar Tree, Inc.(1)                               4,268,955
                                                                 ---------------
                                                                       8,442,370
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.4%
           210,392  McMoRan Exploration Co.(1)                         4,973,667
            71,113  Penn Virginia Corp.                                3,800,279
            57,695  PetroQuest Energy, Inc.(1)                           885,618
           148,221  Stone Energy Corp.(1)                              6,274,195
            59,953  W&T Offshore Inc.                                  1,636,117
                                                                 ---------------
                                                                      17,569,876
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.5%
           330,156  Buckeye Technologies Inc.(1)                       2,703,978
           118,340  KapStone Paper and
                    Packaging Corp.(1)                                   751,459
                                                                 ---------------
                                                                       3,455,437
                                                                 ---------------
PHARMACEUTICALS - 2.3%
           550,814  King Pharmaceuticals, Inc.(1)                      5,276,798
            10,242  Matrixx Initiatives Inc.(1)                          184,254
             9,317  Medicines Co.(1)                                     216,341
           342,569  Medicis Pharmaceutical Corp.
                    Cl A                                               5,107,704
            33,282  Questcor Pharmaceuticals, Inc.(1)                    244,623
            10,810  Salix Pharmaceuticals Ltd.(1)                         69,292
             8,907  Sucampo Pharmaceuticals, Inc.
                    Cl A(1)                                               75,977
           718,742  VIVUS, Inc.(1)                                     5,706,810
                                                                 ---------------
                                                                      16,881,799
                                                                 ---------------
PROFESSIONAL SERVICES - 1.8%
           168,055  COMSYS IT Partners Inc.(1)                         1,633,495
            60,199  On Assignment, Inc.(1)                               474,368
           216,105  Watson Wyatt Worldwide, Inc.
                    Cl A                                              10,746,901
                                                                 ---------------
                                                                      12,854,764
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 5.1%
             1,137  Alexander's, Inc.(1)                                 454,800
             7,976  Apartment Investment and
                    Management Co. Cl A                                  279,320
            56,045  Associated Estates Realty Corp.                      730,266
           122,308  BioMed Realty Trust, Inc.                          3,235,047
            24,094  Entertainment Properties Trust                     1,318,424
           174,263  Equity Lifestyle Properties, Inc.                  9,241,166
            51,826  Essex Property Trust, Inc.                         6,132,571
           135,620  Extra Space Storage Inc.                           2,083,123
            17,341  Lexington Realty Trust                               298,612
            34,142  Medical Properties Trust, Inc.                       387,512
            46,090  Mid-America Apartment
                    Communities Inc.                                   2,264,863
            58,523  Senior Housing Properties Trust                    1,394,603
            21,322  Sovran Self Storage, Inc.                            957,997

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           184,580  Taubman Centers Inc.                               9,229,000
                                                                 ---------------
                                                                      38,007,304
                                                                 ---------------
ROAD & RAIL - 0.9%
            65,227  Arkansas Best Corp.                                2,197,498
            48,052  Avis Budget Group, Inc.(1)                           275,818
            57,331  Landstar System, Inc.                              2,526,004
            23,924  USA Truck, Inc.(1)                                   381,588
            39,159  Werner Enterprises Inc.                              850,142
                                                                 ---------------
                                                                       6,231,050
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.7%
           403,521  Amkor Technology Inc.(1)                           2,570,429
           134,225  ASM International N.V.(1)                          2,510,008
           159,890  Cirrus Logic Inc.(1)                                 871,401
           110,283  Conexant Systems, Inc.(1)                            442,235
           155,440  Kulicke and Soffa
                    Industries, Inc.(1)                                  701,034
           131,698  Microsemi Corp.(1)                                 3,355,665
            46,518  National Semiconductor Corp.                         800,575
           459,837  Silicon Image, Inc.(1)                             2,455,530
           616,481  Skyworks Solutions, Inc.(1)                        5,153,780
           199,841  Standard Microsystems Corp.(1)                     4,992,028
           252,901  TriQuint Semiconductor, Inc.(1)                    1,211,396
            10,343  Ultratech, Inc.(1)                                   125,150
            13,834  Varian Semiconductor
                    Equipment Associates, Inc.(1)                        347,510
           166,503  Volterra Semiconductor Corp.(1)                    2,119,583
                                                                 ---------------
                                                                      27,656,324
                                                                 ---------------
SOFTWARE - 4.0%
            44,840  ANSYS, Inc.(1)                                     1,698,091
           316,277  Compuware Corp.(1)                                 3,064,724
            45,770  JDA Software Group, Inc.(1)                          696,162
           394,410  Mentor Graphics Corp.(1)                           4,476,554
            60,980  Parametric Technology Corp.(1)                     1,122,032
            29,792  Radiant Systems, Inc.(1)                             258,892
           154,603  Soapstone Networks Inc.(1)                           517,920
            66,225  SPSS Inc.(1)                                       1,944,366
           290,806  Sybase, Inc.(1)                                    8,904,480
            14,229  Symyx Technologies Inc.(1)                           141,009
           324,964  Synopsys, Inc.(1)                                  6,483,032
            25,453  Take-Two Interactive
                    Software, Inc.                                       417,429
             6,297  TeleCommunication Systems, Inc.
                    Cl A(1)                                               43,512
                                                                 ---------------
                                                                      29,768,203
                                                                 ---------------
SPECIALTY RETAIL - 3.8%
            70,329  America's Car-Mart, Inc.(1)                        1,307,416
            46,408  Dress Barn Inc.(1)                                   709,578
            51,262  Finish Line, Inc. (The) Cl A                         512,107
           162,746  Genesco Inc.(1)                                    5,448,736

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           111,646  Gymboree Corp.(1)                                  3,963,433
           264,690  Jo-Ann Stores, Inc.(1)                             5,553,197
           244,093  New York & Co. Inc.(1)                             2,328,647
           289,681  RadioShack Corp.                                   5,005,688
            25,692  Rent-A-Center Inc.(1)                                572,418
            60,224  Tractor Supply Co.(1)                              2,532,419
            83,539  Wet Seal, Inc. (The) Cl A(1)                         303,247
                                                                 ---------------
                                                                      28,236,886
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.1%
             1,794  Deckers Outdoor Corp.(1)                             186,720
            14,818  FGX International Holdings Ltd.(1)                   164,035
            20,017  Fossil Inc.(1)                                       565,080
            36,887  Perry Ellis International, Inc.(1)                   549,985
            84,996  Skechers U.S.A., Inc. Cl A(1)                      1,430,483
            41,599  True Religion Apparel, Inc.(1)                     1,075,334
            24,884  Unifirst Corporation                               1,072,252
           180,424  Warnaco Group Inc. (The)(1)                        8,171,402
            85,889  Wolverine World Wide, Inc.                         2,273,482
                                                                 ---------------
                                                                      15,488,773
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.3%
             8,000  Charter Financial Corp.                               86,000
           174,102  TrustCo Bank Corp NY                               2,038,734
                                                                 ---------------
                                                                       2,124,734
                                                                 ---------------
TOBACCO - 0.1%
           129,185  Alliance One International, Inc.(1)                  490,903
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.6%
            65,655  Applied Industrial
                    Technologies Inc.                                  1,768,089
            31,168  BlueLinx Holdings Inc.                               164,879
            77,465  WESCO International Inc.(1)                        2,492,824
                                                                 ---------------
                                                                       4,425,792
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.0%
           459,726  Syniverse Holdings, Inc.(1)                        7,636,049
                                                                 ---------------
TOTAL COMMON STOCKS                                                  727,064,019
(Cost $773,718,381)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.7%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 7.125%, 2/15/23,
valued at $4,893,448), in a joint trading
account at 0.40%, dated 9/30/08, due 10/1/08
(Delivery value $4,800,053)                                            4,800,000
(Cost $4,800,000)                                                ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(2)(3)
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.00%, dated 9/30/08,
due 10/1/08 (Delivery value $3,500)                                        3,500

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 1.00%, dated 9/30/08,
due 10/1/08 (Delivery value $3,500)                                        3,500

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 1.50%,
dated 9/30/08, due 10/1/08
(Delivery value $3,500)                                                    3,500

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.00%,
dated 9/30/08, due 10/1/08
(Delivery value $3,500)                                                    3,500

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 1.75%, dated 9/30/08,
due 10/1/08 (Delivery value $3,700)                                        3,700
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                             17,700
(Cost $17,700)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  731,881,719
(Cost $778,536,081)                                              ---------------

OTHER ASSETS AND LIABILITIES - 0.1%                                      407,819
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $732,289,538
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. As of September
    30, 2008, the fund did not have any securities on loan.

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
               VALUATION INPUTS                                   SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $727,064,019
Level 2 - Other Significant Observable Inputs                       4,817,700
Level 3 - Significant Unobservable Inputs                                   -
                                                              ------------------
                                                                 $731,881,719
                                                              ==================

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $781,480,202
                                                                 ===============
Gross tax appreciation of investments                              $ 44,247,918
Gross tax depreciation of investments                               (93,846,401)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(49,598,483)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GOLD FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & WARRANTS - 98.7%
AUSTRALIA - 13.4%
         1,628,500  Avoca Resources Ltd.(1)                         $  2,585,253
         2,954,100  Bendigo Mining Ltd.(1)                               441,894
         3,391,000  Citigold Corp. Ltd.(1)                               606,287
           166,666  Croesus Mining NL(1)                                   2,081
           766,000  Dominion Mining Ltd.                               1,509,868
           565,000  Independence Group NL                              1,228,571
         2,005,000  Jabiru Metals Ltd.(1)                                397,516
           974,202  Kingsgate Consolidated Ltd.(1)                     3,581,635
        13,571,097  Lihir Gold Limited(1)                             28,673,103
           172,200  Moto Goldmines Ltd.(1)                               372,097
         1,860,575  Newcrest Mining Limited                           40,894,584
         4,055,408  OZ Minerals Ltd.                                   5,304,739
        12,439,600  Pan Australian Resources Ltd.(1)                   5,632,683
           677,711  Resolute Mining Limited(1)                           707,164
         1,360,000  Sino Gold Mining Ltd.(1)                           4,563,898
         6,984,900  St. Barbara Ltd.(1)                                1,609,670
         1,253,700  Western Areas NL(1)(2)                             7,655,750
                                                                 ---------------
                                                                     105,766,793
                                                                 ---------------
CANADA - 57.8%
           171,127  Agnico-Eagle Mines Ltd.                            9,340,923
           565,600  Agnico-Eagle Mines Ltd.
                    New York Shares                                   31,147,592
           497,900  Alamos Gold Inc.(1)                                3,040,539
           221,100  Aquiline Resources Inc.(1)                           866,203
         2,250,800  Aurizon Mines Ltd.(1)                              6,026,663
           396,900  Banro Corp.(1)                                     1,044,081
         2,128,112  Barrick Gold Corp.                                78,186,834
         2,696,100  Centerra Gold Inc.(1)                              9,878,613
         3,507,400  Crystallex International
                    Corporation(1)                                     2,800,911
           505,600  Detour Gold Corp.(1)                               5,567,110
         4,214,400  Eldorado Gold Corporation(1)                      26,290,507
           150,700  European Goldfields Ltd.(1)                          419,083
           688,100  Franco-Nevada Corp.                               12,961,673
         1,295,700  Gabriel Resources Ltd.(1)                          2,495,476
           821,600  Gammon Gold Inc.(1)                                5,827,772
           347,300  GBS Gold International Inc.(1)                         4,894
           708,100  Gold Eagle Mines Ltd.(1)(2)                        6,898,719
         1,202,900  Gold Reserve Inc.
                    New York Shares(1)                                 1,323,190
         2,438,592  Goldcorp Inc.                                     76,681,393
            70,100  Goldcorp Inc. New York Shares                      2,217,263
         2,280,500  Golden Star Resources Ltd.(1)                      3,428,035
         1,173,200  Great Basin Gold Ltd.(1)                           2,402,834
         2,065,000  High River Gold Mines Ltd.(1)                      1,202,837
         3,533,155  IAMGOLD Corporation                               19,484,799
           552,700  International Minerals Corp.(1)                    2,019,920
           233,600  International Royalty Corp.                          678,151
           240,000  Ivanhoe Mines Ltd.(1)                              1,454,340
         1,647,100  Jaguar Mining Inc.(1)                              9,176,346
         1,228,200  Jinshan Gold Mines Inc.(1)                         1,211,584
         3,451,806  Kinross Gold Corp.                                55,422,176
           375,957  Kinross Gold Corp.
                    New York Shares                                    6,060,427
           218,993  Kinross Gold Corp. Warrants(2)                       699,527
           483,800  Kirkland Lake Gold Inc.(1)                         3,104,429
           606,100  Minefinders Corporation Ltd.(1)(2)                 4,526,959

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
         1,502,800  Nevsun Resources Ltd.(1)                           1,708,369
           648,720  New Gold Inc.(1)                                   3,010,782
         2,000,000  North American Tungsten Corp.(1)                     789,177
         2,291,800  Northgate Minerals Corp.(1)                        3,057,456
           647,500  Novagold Resources Inc.(1)                         4,215,225
         1,253,300  Orezone Resources Inc.(1)                            588,735
           913,010  Premier Gold Mines Ltd.(1)                         1,878,516
           344,300  Red Back Mining Inc.(1)                            2,073,434
         2,000,000  SEMAFO Inc.(1)                                     2,142,052
         1,402,100  Silvercorp Metals Inc.                             4,109,876
           378,500  Southwestern Resources Corp.(1)                      120,904
           312,200  Tanzanian Royalty
                    Exploration Corp.(1)(2)                              835,936
         4,052,642  Yamana Gold Inc.                                  33,315,124
           424,781  Yamana Gold Inc.
                    New York Shares                                    3,538,426
         2,960,790  Yukon-Nevada Gold Corp.(1)                           375,523
                                                                 ---------------
                                                                     455,651,338
                                                                 ---------------
PERU - 1.0%
           336,200  Compania de Minas
                    Buenaventura SA ADR                                7,893,976
                                                                 ---------------
SOUTH AFRICA - 11.0%
           550,102  AngloGold Ashanti Limited                         12,639,233
           821,276  AngloGold Ashanti Limited ADR                     18,971,476
           365,415  DRDGOLD Limited ADR(1)                             1,618,788
         2,413,810  Gold Fields Limited                               23,262,735
           238,700  Gold Fields Limited ADR                            2,289,133
         1,828,250  Harmony Gold
                    Mining Co. Limited(1)                             17,812,623
           782,800  Harmony Gold Mining Co.
                    Limited ADR(1)                                     7,577,504
         6,455,400  Simmer & Jack Mines Ltd.(1)                        2,121,246
                                                                 ---------------
                                                                      86,292,738
                                                                 ---------------
SWEDEN(3)
           325,900  ScanMining AB(1)                                           -
                                                                 ---------------
UNITED KINGDOM - 5.2%
           541,600  Fresnillo plc (Acquired
                    7/1/08-7/2/08,
                    Cost $5,253,160)(4)                                3,096,727
           919,600  Randgold Resources Limited ADR                    37,731,188
                                                                 ---------------
                                                                      40,827,915
                                                                 ---------------
UNITED STATES - 10.3%
         1,851,391  Coeur d'Alene
                    Mines Corporation(1)                               2,832,628
           116,800  Freeport-McMoRan Copper &
                    Gold, Inc.                                         6,640,080
         1,468,114  Newmont Mining Corp.                              56,904,099
           416,300  Royal Gold, Inc.                                  14,970,148
                                                                 ---------------
                                                                      81,346,955
                                                                 ---------------
TOTAL COMMON STOCKS & WARRANTS                                       777,779,715
(Cost $538,352,469)                                              ---------------

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.9%
        $3,200,000  FHLB Discount Notes,
                    0.10%, 10/1/08(5)                                  3,200,000

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $3,663,034), in a joint trading
account at 0.03%, dated 9/30/08,
due 10/1/08 (Delivery value $3,600,003)                                3,600,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                       6,800,000
(Cost $6,799,991)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(6) - 1.2%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.00%, dated 9/30/08,
due 10/1/08 (Delivery value $2,000,111)                                2,000,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 1.00%, dated 9/30/08,
due 10/1/08 (Delivery value $2,000,056)                                2,000,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent), 1.50%,
dated 9/30/08, due 10/1/08
(Delivery value $2,000,083)                                            2,000,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
2.00%, dated 9/30/08, due 10/1/08
(Delivery value $2,000,111)                                            2,000,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 1.75%, dated 9/30/08,
due 10/1/08 (Delivery value $1,207,397)                                1,207,338
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          9,207,338
(Cost $9,207,338)                                                ---------------

TOTAL INVESTMENT SECURITIES - 100.8%                                 793,787,053
                                                                 ---------------
(Cost $554,359,798)

OTHER ASSETS AND LIABILITIES - (0.8)%                                (6,332,472)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $787,454,581
                                                                 ===============

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2008. The aggregate value of securities on loan at September 30, 2008, was $8,799,448.
(3) Category is less than 0.05% of total net assets.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at September 30, 2008 was $3,096,727, which represented 0.4% of total net assets.
(5) The rate indicated is the yield to maturity at purchase.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATION

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
               VALUATION INPUTS                                   SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $284,117,977
Level 2 - Other Significant Observable Inputs                     509,669,076
Level 3 - Significant Unobservable Inputs                                   -
                                                              ------------------
                                                                 $793,787,053
                                                              ==================

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 579,406,996
                                                                 ===============
Gross tax appreciation of investments                             $ 358,710,784
Gross tax depreciation of investments                              (144,330,727)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $ 214,380,057
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
UTILITIES FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
ALTERNATIVE CARRIERS - 0.6%
           133,000  Premiere Global Services Inc.(1)                $  1,869,980
                                                                 ---------------
CABLE & SATELLITE - 0.6%
            96,300  Comcast Corp. Cl A                                 1,890,369
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.3%
           107,000  Nokia Oyj ADR                                      1,995,550
            75,600  QUALCOMM Inc.                                      3,248,532
           150,600  Sierra Wireless, Inc.(1)                           1,501,482
                                                                 ---------------
                                                                       6,745,564
                                                                 ---------------
ELECTRIC UTILITIES - 30.3%
           184,040  American Electric Power                            6,824,203
           324,004  Duke Energy Corp.                                  5,647,390
            51,900  E.On AG ADR                                        2,609,273
           268,600  Edison International                              10,717,140
             3,300  EDP - Energias de Portugal,
                    SA ADR                                               136,233
           637,700  EDP - Energias de Portugal,
                    SA ORD                                             2,684,403
            66,300  Entergy Corp.                                      5,901,363
           171,200  Exelon Corp.                                      10,720,544
           135,200  FirstEnergy Corp.                                  9,057,048
           151,900  FPL Group, Inc.                                    7,640,570
             1,410  Iberdrola SA ADR                                      56,565
           351,488  Iberdrola SA ORD                                   3,593,339
           155,700  Portland General Electric Co.                      3,683,862
           224,700  PPL Corp.                                          8,318,396
           227,300  Southern Co.                                       8,566,937
           165,200  Westar Energy Inc.                                 3,806,208
                                                                 ---------------
                                                                      89,963,474
                                                                 ---------------
GAS UTILITIES - 16.3%
           160,300  AGL Resources Inc.                                 5,030,214
            99,900  Energen Corp.                                      4,523,472
            85,600  Laclede Group, Inc. (The)                          4,150,744
           120,000  National Fuel Gas Co.                              5,061,600
           146,300  Nicor Inc.                                         6,488,405
           105,800  Northwest Natural Gas Co.                          5,501,600
           206,800  ONEOK, Inc.                                        7,113,920
           113,400  Questar Corp.                                      4,640,328
           231,100  UGI Corp.                                          5,957,758
                                                                 ---------------
                                                                      48,468,041
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.9%
           228,100  NRG Energy Inc.(1)                                 5,645,475
                                                                 ---------------

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION
SERVICES - 17.0%
           473,716  AT&T Inc.                                         13,226,150
            30,387  Brasil Telecom
                    Participacoes SA ADR                               1,484,709
            61,500  CenturyTel Inc.                                    2,253,975
            69,967  Embarq Corp.                                       2,837,162
            91,000  France Telecom SA ADR                              2,548,910
           112,700  Koninklijke KPN N.V. ORD                           1,624,680
           726,100  Qwest Communications
                    International Inc.                                 2,345,303
            33,500  Telefonica SA ADR                                  2,394,915
           198,000  Telefonos de Mexico,
                    SAB de CV ADR                                      5,098,500
           391,599  Verizon Communications Inc.                       12,566,412
           389,800  Windstream Corp.                                   4,264,412
                                                                 ---------------
                                                                      50,645,128
                                                                 ---------------
MULTI-UTILITIES - 26.2%
           113,400  Alliant Energy Corp.                               3,652,614
           451,200  CenterPoint Energy, Inc.                           6,573,984
           148,500  Consolidated Edison, Inc.                          6,379,560
           165,412  Dominion Resources Inc.                            7,076,325
            70,700  DTE Energy Co.                                     2,824,465
           153,200  MDU Resources Group, Inc.                          4,442,800
           178,442  NSTAR                                              5,977,807
           150,700  PG&E Corp.                                         5,643,715
           284,200  Public Service
                    Enterprise Group Inc.                              9,318,918
           149,100  Puget Energy, Inc.                                 3,980,970
            50,200  SCANA Corp.                                        1,954,286
           248,800  Sempra Energy                                     12,556,936
            86,500  Wisconsin Energy Corp.                             3,883,850
           180,400  Xcel Energy Inc.                                   3,606,196
                                                                 ---------------
                                                                      77,872,426
                                                                 ---------------
OIL & GAS STORAGE & TRANSPORTATION - 1.8%
           227,900  Williams Companies, Inc. (The)                     5,389,835
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.0%
            68,100  America Movil, SAB de CV ADR                       3,157,116
            23,100  China Mobile Ltd. ADR                              1,156,848
           254,042  Sprint Nextel Corp.                                1,549,656
                                                                 ---------------
                                                                       5,863,620
                                                                 ---------------
TOTAL COMMON STOCKS                                                  294,353,912
(Cost $268,617,015)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.8%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 7.625%, 11/15/22,
valued at $2,343,609), in a joint trading
account at 0.20%, dated 9/30/08,
due 10/1/08 (Delivery value $2,300,013)                                2,300,000
                                                                 ---------------
(Cost $2,300,000)

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.8%                                  296,653,912
                                                                 ---------------
(Cost $270,917,015)

OTHER ASSETS AND LIABILITIES - 0.2%                                      722,092
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $297,376,004
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into s three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:

                                                                    VALUE OF
                                                                   INVESTMENT
               VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $286,451,490
Level 2 - Other Significant Observable Inputs                       10,202,422
Level 3 - Significant Unobservable Inputs                                    -
                                                                ----------------
                                                                  $296,653,912
                                                                ================

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $271,678,365
                                                                 ===============
Gross tax appreciation of investments                              $ 46,610,649
Gross tax depreciation of investments                               (21,635,102)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 24,975,547
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LONG-SHORT MARKET NEUTRAL FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS(1) - 85.5%
AEROSPACE & DEFENSE - 1.5%
            24,837  Boeing Co.                                        $1,424,402
             4,716  Esterline Technologies Corp.(2)                      186,706
             7,101  General Dynamics Corp.                               522,776
             4,020  Goodrich Corp.                                       167,232
             2,254  Lockheed Martin Corp.                                247,196
             3,290  Northrop Grumman Corp.                               199,177
             3,996  Raytheon Co.                                         213,826
                                                                 ---------------
                                                                       2,961,315
                                                                 ---------------
AIR FREIGHT & LOGISTICS(3)
             1,879  Atlas Air Worldwide Holdings, Inc.(2)                 75,742
                                                                 ---------------
AIRLINES - 0.8%
           103,140  Southwest Airlines Co.                             1,496,561
                                                                 ---------------
AUTO COMPONENTS - 0.5%
             2,176  Autoliv, Inc.                                         73,440
             2,757  Johnson Controls, Inc.                                83,620
            46,285  TRW Automotive Holdings Corp.(2)                     736,394
                                                                 ---------------
                                                                         893,454
                                                                 ---------------
AUTOMOBILES(3)
            17,756  Ford Motor Co.(2)                                     92,331
                                                                 ---------------
BEVERAGES - 0.2%
             5,366  Constellation Brands, Inc., Class A(2)               115,154
             7,188  Dr Pepper Snapple Group, Inc.(2)                     190,338
             3,632  Pepsi Bottling Group, Inc.                           105,946
             3,475  PepsiAmericas, Inc.                                   72,002
                                                                 ---------------
                                                                         483,440
                                                                 ---------------
BIOTECHNOLOGY - 1.7%
             4,034  Alnylam Pharmaceuticals, Inc.(2)                     116,784
             8,112  Amgen, Inc.(2)                                       480,798
            11,032  Biogen Idec, Inc.(2)                                 554,799
             6,636  Cephalon, Inc.(2)                                    514,224
            22,351  Cubist Pharmaceuticals, Inc.(2)                      496,863
            10,350  Isis Pharmaceuticals, Inc.(2)                        174,812
            10,362  OSI Pharmaceuticals, Inc.(2)                         510,743
            20,501  Regeneron Pharmaceuticals, Inc.(2)                   447,537
                                                                 ---------------
                                                                       3,296,560
                                                                 ---------------
BUILDING PRODUCTS - 0.6%
            29,728  Armstrong World Industries, Inc.                     859,139
            12,071  Lennox International, Inc.                           401,602
                                                                 ---------------
                                                                       1,260,741
                                                                 ---------------
CAPITAL MARKETS - 0.3%
             2,660  Charles Schwab Corp. (The)                            69,160
             1,986  Federated Investors, Inc., Class B                    57,296
             1,369  GAMCO Investors, Inc., Class A                        81,182
             2,830  Janus Capital Group, Inc.                             68,712
             4,125  Knight Capital Group, Inc., Class A(2)                61,298
               857  Northern Trust Corp.                                  61,875
               936  State Street Corp.                                    53,240

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             3,410  TD Ameritrade Holding Corp.(2)                      $ 55,242
                                                                 ---------------
                                                                         508,005
                                                                 ---------------
CHEMICALS - 1.1%
            24,274  Ashland, Inc.                                        709,772
            25,515  Celanese Corp., Series A                             712,124
             3,062  FMC Corp.                                            157,356
             3,683  Lubrizol Corp.                                       158,885
             1,002  Minerals Technologies, Inc.                           59,479
               489  Potash Corp of Saskatchewan                           64,553
             2,307  Rockwood Holdings, Inc.(2)                            59,198
             4,069  Sigma-Aldrich Corp.                                  213,297
                                                                 ---------------
                                                                       2,134,664
                                                                 ---------------
COMMERCIAL BANKS - 1.0%
             1,067  Cullen/Frost Bankers, Inc.                            64,020
             2,275  International Bancshares Corp.                        61,425
            16,607  Old National Bancorp                                 332,472
            28,338  Royal Bank of Canada                               1,360,791
             1,114  SVB Financial Group(2)                                64,523
             1,163  UMB Financial Corp.                                   61,081
                                                                 ---------------
                                                                       1,944,312
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
             5,401  Allied Waste Industries, Inc.(2)                      60,005
             3,426  Brink's Co. (The)                                    209,054
             3,839  Covanta Holding Corp.(2)                              91,906
             8,726  Herman Miller, Inc.                                  213,525
            20,470  Pitney Bowes, Inc.                                   680,832
             3,570  Rollins, Inc.                                         67,759
                                                                 ---------------
                                                                       1,323,081
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
             4,673  Foundry Networks, Inc.(2)                             85,095
             1,353  Harris Corp.                                          62,509
             2,501  Juniper Networks, Inc.(2)                             52,696
            50,308  Plantronics, Inc.                                  1,132,936
            15,739  QUALCOMM, Inc.                                       676,305
                                                                 ---------------
                                                                       2,009,541
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.1%
            14,164  EMC Corp.(2)                                         169,401
             1,325  Hewlett-Packard Co.                                   61,268
            36,822  Lexmark International, Inc., Class A(2)            1,199,293
           106,285  QLogic Corp.(2)                                    1,632,538
            16,919  Teradata Corp.(2)                                    329,920
            36,927  Western Digital Corp.(2)                             787,284
                                                                 ---------------
                                                                       4,179,704
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.9%
            62,036  EMCOR Group, Inc.(2)                               1,632,787
             7,464  Fluor Corp.                                          415,745
            29,116  Perini Corp.(2)                                      750,901
            26,275  Shaw Group, Inc. (The)(2)                            807,431
             1,884  URS Corp.(2)                                          69,086
                                                                 ---------------
                                                                       3,675,950
                                                                 ---------------

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 1.7%
             2,324  American Express Co.                                $ 82,340
             7,092  Capital One Financial Corp.                          361,692
            45,280  Cash America International, Inc.                   1,631,891
            91,839  Discover Financial Services                        1,269,215
                                                                 ---------------
                                                                       3,345,138
                                                                 ---------------
CONTAINERS & PACKAGING - 2.0%
               931  Greif, Inc., Class A                                  61,092
            36,173  Owens-Illinois, Inc.(2)                            1,063,486
            46,375  Rock-Tenn Co., Class A                             1,854,073
            32,940  Sonoco Products Co.                                  977,659
                                                                 ---------------
                                                                       3,956,310
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.2%
               662  ITT Educational Services, Inc.(2)                     53,562
             8,111  Weight Watchers International, Inc.                  296,862
                                                                 ---------------
                                                                         350,424
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
             8,560  Bank of America Corp.                                299,600
             3,136  Interactive Brokers Group, Inc., Class A(2)           69,525
            15,121  PHH Corp.(2)                                         200,958
                                                                 ---------------
                                                                         570,083
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.2%
            48,780  CenturyTel, Inc.                                   1,787,787
             5,223  Embarq Corp.                                         211,793
            33,520  NTELOS Holdings Corp.                                901,353
           421,992  Qwest Communications International, Inc.           1,363,034
                                                                 ---------------
                                                                       4,263,967
                                                                 ---------------
ELECTRIC UTILITIES - 0.1%
             2,009  Edison International                                  80,159
             3,376  Pepco Holdings, Inc.                                  77,344
                                                                 ---------------
                                                                         157,503
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.0%
            30,459  Acuity Brands, Inc.                                1,271,968
            15,656  AO Smith Corp.                                       613,559
             6,841  Belden, Inc.                                         217,475
             6,355  Brady Corp., Class A                                 224,204
             7,739  Emerson Electric Co.                                 315,674
            75,584  GrafTech International Ltd.(2)                     1,142,074
             1,480  Hubbell, Inc., Class B                                51,874
             6,059  Woodward Governor Co.                                213,701
                                                                 ---------------
                                                                       4,050,529
                                                                 ---------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.2%
             2,791  Agilent Technologies, Inc.(2)                         82,781
           215,969  Celestica, Inc.(2)                                 1,390,840
             4,579  Dolby Laboratories, Inc., Class A(2)                 161,135
            10,044  Flextronics International Ltd.(2)                     71,112
             4,392  Ingram Micro, Inc., Class A(2)                        70,579
            66,133  Jabil Circuit, Inc.                                  630,909
             5,777  Mettler Toledo International, Inc.(2)                566,146
           778,487  Sanmina-SCI Corp.(2)                               1,089,882
             6,491  Trimble Navigation Ltd.(2)                           167,857

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            24,472  Vishay Intertechnology, Inc.(2)                     $162,005
                                                                 ---------------
                                                                       4,393,246
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.4%
             2,682  Basic Energy Services, Inc.(2)                        57,127
             3,221  Complete Production Services, Inc.(2)                 64,839
             1,677  Core Laboratories NV                                 169,914
            11,641  Dresser-Rand Group, Inc.(2)                          366,342
             1,333  ENSCO International, Inc.                             76,821
             4,402  FMC Technologies, Inc.(2)                            204,913
            11,204  Grey Wolf, Inc.(2)                                    87,167
            18,892  ION Geophysical Corp.(2)                             268,077
            16,121  Key Energy Services, Inc.(2)                         187,004
               954  Lufkin Industries, Inc.                               75,700
             4,124  National Oilwell Varco, Inc.(2)                      207,148
             3,595  Noble Corp.                                          157,820
            13,536  Oil States International, Inc.(2)                    478,498
             3,078  Patterson-UTI Energy, Inc.                            61,622
             4,282  Superior Energy Services, Inc.(2)                    133,341
             1,618  Unit Corp.(2)                                         80,609
             2,333  Willbros Group, Inc.(2)                               61,824
                                                                 ---------------
                                                                       2,738,766
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.1%
            31,817  BJ's Wholesale Club, Inc.(2)                       1,236,409
            12,450  Casey's General Stores, Inc.                         375,617
               965  Costco Wholesale Corp.                                62,658
            26,211  Kroger Co. (The)                                     720,278
             3,496  Safeway, Inc.                                         82,925
             3,276  SUPERVALU INC.                                        71,089
            27,719  Wal-Mart Stores, Inc.                              1,660,091
                                                                 ---------------
                                                                       4,209,067
                                                                 ---------------
FOOD PRODUCTS - 0.7%
             4,916  Corn Products International, Inc.                    158,689
             9,593  Del Monte Foods Co.                                   74,825
             2,376  Flowers Foods, Inc.                                   69,759
             3,369  General Mills, Inc.                                  231,518
             2,123  H.J. Heinz Co.                                       106,086
             1,751  Hershey Co. (The)                                     69,235
            11,197  JM Smucker Co. (The)                                 567,576
            16,110  Tyson Foods, Inc., Class A                           192,353
                                                                 ---------------
                                                                       1,470,041
                                                                 ---------------
GAS UTILITIES - 0.7%
             4,005  National Fuel Gas Co.                                168,931
            25,363  Nicor, Inc.                                        1,124,849
             2,092  Piedmont Natural Gas Co., Inc.                        66,860
                                                                 ---------------
                                                                       1,360,640
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
            13,529  American Medical Systems Holdings, Inc.(2)           240,275
             3,364  Baxter International, Inc.                           220,779
             2,655  Becton, Dickinson & Co.                              213,090
             7,970  Boston Scientific Corp.(2)                            97,792
            18,751  Edwards Lifesciences Corp(2)                       1,083,058
            30,701  Medtronic, Inc.                                    1,538,120

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            15,498  Sirona Dental Systems, Inc.(2)                     $ 360,793
            28,984  St. Jude Medical, Inc.(2)                          1,260,514
             4,265  STERIS Corp.                                         160,279
            20,269  Varian Medical Systems, Inc.(2)                    1,157,968
                                                                 ---------------
                                                                       6,332,668
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.4%
            49,322  AMERIGROUP Corp.(2)                                1,244,887
            73,907  Centene Corp.(2)                                   1,515,833
            16,634  Express Scripts, Inc.(2)                           1,227,922
            65,789  Healthsouth Corp.(2)                               1,212,491
            28,801  Magellan Health Services, Inc.(2)                  1,182,569
            19,463  Molina Healthcare, Inc.(2)                           603,353
            37,468  Owens & Minor, Inc.                                1,817,198
                                                                 ---------------
                                                                       8,804,253
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.2%
            21,578  IMS Health, Inc.                                     408,040
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
             2,646  Bally Technologies, Inc.(2)                           80,121
            50,658  Choice Hotels International, Inc.                  1,372,832
             7,720  WMS Industries, Inc.(2)                              236,000
                                                                 ---------------
                                                                       1,688,953
                                                                 ---------------
HOUSEHOLD DURABLES - 1.3%
             4,117  Centex Corp.                                          66,695
             5,449  D.R. Horton, Inc.                                     70,946
             2,994  Leggett & Platt, Inc.                                 65,239
             3,099  NVR, Inc.(2)                                       1,772,628
             4,695  Pulte Homes, Inc.                                     65,589
             2,718  Toll Brothers, Inc.(2)                                68,575
            14,159  Tupperware Brands Corp.                              391,213
                                                                 ---------------
                                                                       2,500,885
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.2%
             4,284  Church & Dwight Co., Inc.                            265,993
             1,959  Clorox Co.                                           122,810
                                                                 ---------------
                                                                         388,803
                                                                 ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.6%
            21,105  NRG Energy, Inc.(2)                                  522,349
            91,403  Reliant Energy, Inc.(2)                              671,812
                                                                 ---------------
                                                                       1,194,161
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
             5,654  McDermott International, Inc.(2)                     144,460
                                                                 ---------------
INSURANCE - 3.9%
             2,951  ACE Ltd.                                             159,738
            40,808  Allied World Assurance Co. Holdings Ltd.           1,449,500
            55,339  American Financial Group, Inc.                     1,632,501
               899  Arch Capital Group Ltd.(2)                            65,654
            75,812  Aspen Insurance Holdings Ltd.                      2,084,830
             1,522  Assurant, Inc.                                        83,710
            27,861  Axis Capital Holdings Ltd.                           883,472
             5,995  Navigators Group, Inc. (The)(2)                      347,710
            17,216  Travelers Cos., Inc. (The)                           778,163

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             9,138  WR Berkley Corp.                                   $ 215,200
                                                                 ---------------
                                                                       7,700,478
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.3%
            20,308  NetFlix, Inc.(2)                                     627,111
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.2%
             5,617  Digital River, Inc.(2)                               181,991
           142,615  Earthlink, Inc.(2)                                 1,212,227
            26,880  IAC/InterActiveCorp(2)                               465,024
             7,080  Open Text Corp.(2)                                   244,826
            36,333  United Online, Inc.                                  341,894
                                                                 ---------------
                                                                       2,445,962
                                                                 ---------------
IT SERVICES - 6.0%
            50,068  Accenture Ltd., Class A                            1,902,584
            17,276  Alliance Data Systems Corp.(2)                     1,094,953
            76,458  CGI Group, Inc., Class A(2)                          675,889
            23,178  Computer Sciences Corp.(2)                           931,524
            52,092  Gartner, Inc.(2)                                   1,181,447
            49,281  Hewitt Associates, Inc., Class A(2)                1,795,800
            15,270  International Business Machines Corp.              1,785,979
            46,148  Metavante Technologies, Inc.(2)                      888,810
             3,054  SAIC, Inc.(2)                                         61,782
             6,869  Visa, Inc., Class A                                  421,688
            50,246  Western Union Co. (The)                            1,239,569
                                                                 ---------------
                                                                      11,980,025
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.7%
            52,333  Hasbro, Inc.                                       1,817,002
            34,793  Polaris Industries, Inc.                           1,582,734
                                                                 ---------------
                                                                       3,399,736
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.0%
            42,285  Invitrogen Corp.(2)                                1,598,373
             3,663  PerkinElmer, Inc.                                     91,465
             3,990  Thermo Fisher Scientific, Inc.(2)                    219,450
                                                                 ---------------
                                                                       1,909,288
                                                                 ---------------
MACHINERY - 2.3%
            19,052  Actuant Corp., Class A                               480,872
             1,456  AGCO Corp.(2)                                         62,040
            13,531  Caterpillar, Inc.                                    806,448
            35,104  Chart Industries, Inc.(2)                          1,002,570
             9,476  Cummins, Inc.                                        414,291
             4,525  Dover Corp.                                          183,489
             3,093  Flowserve Corp.                                      274,566
             3,531  Gardner Denver, Inc.(2)                              122,596
             1,391  Parker-Hannifin Corp.                                 73,723
            35,631  Robbins & Myers, Inc.                              1,102,067
                                                                 ---------------
                                                                       4,522,662
                                                                 ---------------
MARINE - 0.1%
             7,037  Kirby Corp.(2)                                       266,984
                                                                 ---------------
MEDIA - 2.0%
            10,138  Cablevision Systems Corp., Class A                   255,072
            84,295  Comcast Corp., Class A                             1,654,711
            50,499  DISH Network Corp., Class A(2)                     1,060,479

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             5,073  Omnicom Group, Inc.                                $ 195,615
             3,861  Shaw Communications, Inc., Class B                    78,494
            51,140  Time Warner, Inc.                                    670,445
                                                                 ---------------
                                                                       3,914,816
                                                                 ---------------
METALS & MINING - 1.4%
            18,860  AK Steel Holding Corp.                               488,851
            17,076  Century Aluminum Co.(2)                              472,834
             9,131  Compass Minerals International, Inc.                 478,373
             5,556  Freeport-McMoRan Copper & Gold, Inc.                 315,859
             6,169  Gerdau Ameristeel Corp.                               60,703
             1,833  Nucor Corp.                                           72,403
            18,026  Reliance Steel & Aluminum Co.                        684,447
             3,821  United States Steel Corp.                            296,548
                                                                 ---------------
                                                                       2,870,018
                                                                 ---------------
MULTILINE RETAIL - 2.0%
            60,691  Big Lots, Inc.(2)                                  1,689,030
             6,322  Dollar Tree, Inc.(2)                                 229,868
            65,091  Family Dollar Stores, Inc.                         1,542,657
            23,743  Macy's, Inc.                                         426,899
                                                                 ---------------
                                                                       3,888,454
                                                                 ---------------
MULTI-UTILITIES - 0.4%
            47,955  CenterPoint Energy, Inc.                             698,704
             4,993  Public Service Enterprise Group, Inc.                163,720
                                                                 ---------------
                                                                         862,424
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 9.2%
             4,924  Apache Corp.                                         513,475
            16,492  Chevron Corp.                                      1,360,260
            29,195  Cimarex Energy Co.                                 1,427,927
               920  Clayton Williams Energy, Inc.(2)                      64,888
            21,856  ConocoPhillips                                     1,600,952
             1,971  Devon Energy Corp.                                   179,755
             5,029  El Paso Corp.                                         64,170
             3,233  Encore Acquisition Co.(2)                            135,075
            22,204  Exxon Mobil Corp.                                  1,724,363
            28,410  Frontline Ltd.                                     1,365,669
             7,985  Hess Corp.                                           655,409
            37,203  Holly Corp.                                        1,075,911
             2,830  Massey Energy Co.                                    100,946
            68,748  McMoRan Exploration Co.(2)                         1,625,203
             8,931  Noble Energy, Inc.                                   496,474
            18,232  Occidental Petroleum Corp.                         1,284,444
             4,200  Petro-Canada                                         140,070
             3,870  Spectra Energy Corp.                                  92,106
            35,480  Stone Energy Corp.(2)                              1,501,868
            13,105  Sunoco, Inc.                                         466,276
            10,802  Talisman Energy, Inc.                                153,604
            31,192  Targa Resources Partners LP                          530,888
             5,932  TransCanada Corp.                                    214,442
             3,416  Tsakos Energy Navigation Ltd.                        101,319
            45,130  W&T Offshore, Inc.                                 1,231,598
             6,046  Williams Cos., Inc. (The)                            142,988
                                                                 ---------------
                                                                      18,250,080
                                                                 ---------------

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS(3)
            17,865  Domtar Corp.(2)                                     $ 82,179
                                                                 ---------------
PERSONAL PRODUCTS - 0.3%
             4,774  Estee Lauder Cos., Inc. (The), Class A               238,270
             2,822  Herbalife Ltd.                                       111,526
             6,665  NBTY, Inc.(2)                                        196,751
                                                                 ---------------
                                                                         546,547
                                                                 ---------------
PHARMACEUTICALS - 1.0%
            10,640  King Pharmaceuticals, Inc.(2)                        101,931
            19,036  Medicines Co. (The)(2)                               442,016
            43,628  Merck & Co., Inc.                                  1,376,900
             5,339  Schering-Plough Corp.                                 98,611
                                                                 ---------------
                                                                       2,019,458
                                                                 ---------------
PROFESSIONAL SERVICES - 1.0%
             1,804  Manpower, Inc.                                        77,861
             8,205  Robert Half International, Inc.                      203,074
            33,294  Watson Wyatt Worldwide, Inc., Class A              1,655,710
                                                                 ---------------
                                                                       1,936,645
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.3%
             1,917  Developers Diversified Realty Corp.                   60,750
             6,703  DiamondRock Hospitality Co.                           60,997
             4,469  Host Hotels & Resorts, Inc.                           59,393
             1,298  Mid-America Apartment Communities, Inc.               63,784
               698  Public Storage                                        69,109
             4,402  Taubman Centers, Inc.                                220,100
                                                                 ---------------
                                                                         534,133
                                                                 ---------------
ROAD & RAIL - 0.2%
             2,138  Con-way, Inc.                                         94,307
             3,181  Ryder System, Inc.                                   197,222
             1,105  Union Pacific Corp.                                   78,632
             2,779  Werner Enterprises, Inc.                              60,332
                                                                 ---------------
                                                                         430,493
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
           174,523  Amkor Technology, Inc.(2)                          1,111,712
            51,173  ASM International NV(2)                              956,935
            10,285  Intel Corp.                                          192,638
           236,276  LSI Corp.(2)                                       1,266,439
             6,056  Marvell Technology Group Ltd.(2)                      56,321
             2,619  Microsemi Corp.(2)                                    66,732
            53,318  National Semiconductor Corp.                         917,603
            11,133  ON Semiconductor Corp.(2)                             75,259
            11,910  PMC - Sierra, Inc.(2)                                 88,372
            33,153  Skyworks Solutions, Inc.(2)                          277,159
            10,175  Texas Instruments, Inc.                              218,762
             3,795  Xilinx, Inc.                                          88,993
                                                                 ---------------
                                                                       5,316,925
                                                                 ---------------
SOFTWARE - 3.4%
            24,809  Adobe Systems, Inc.(2)                               979,211
             2,841  Amdocs Ltd.(2)                                        77,787
             1,854  ANSYS, Inc.(2)                                        70,211
            36,910  Autodesk, Inc.(2)                                  1,238,331

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
             9,628  CA, Inc.                                            $192,175
            10,640  Compuware Corp.(2)                                   103,102
             4,959  Informatica Corp.(2)                                  64,417
            35,610  Mentor Graphics Corp.(2)                             404,174
            63,199  Parametric Technology Corp.(2)                     1,162,862
             7,291  Sybase, Inc.(2)                                      223,250
            61,431  Symantec Corp.(2)                                  1,202,819
            51,459  Synopsys, Inc.(2)                                  1,026,607
                                                                 ---------------
                                                                       6,744,946
                                                                 ---------------
SPECIALTY RETAIL - 2.7%
               473  AutoZone, Inc.(2)                                     58,340
            51,622  Barnes & Noble, Inc.                               1,346,302
             1,401  Buckle, Inc. (The)                                    77,812
           105,897  Gap, Inc. (The)                                    1,882,849
            78,009  Rent-A-Center, Inc.(2)                             1,738,040
             6,905  Ross Stores, Inc.                                    254,173
             3,195  TJX Cos., Inc. (The)                                  97,511
                                                                 ---------------
                                                                       5,455,027
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
             3,340  Jones Apparel Group, Inc.                             61,823
               879  Polo Ralph Lauren Corp.                               58,577
             8,965  Warnaco Group, Inc. (The)(2)                         406,025
             3,188  Wolverine World Wide, Inc.                            84,354
                                                                 ---------------
                                                                         610,779
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE(3)
             2,211  Northwest Bancorp, Inc.                               60,891
                                                                 ---------------
TOBACCO - 0.7%
            67,812  Altria Group, Inc.                                 1,345,390
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
             5,317  American Tower Corp., Class A(2)                     191,253
            40,163  Rogers Communications, Inc., Class B               1,335,018
            89,679  Syniverse Holdings, Inc.(2)                        1,489,568
                                                                 ---------------
                                                                       3,015,839
                                                                 ---------------
TOTAL COMMON STOCKS
(Cost $183,900,445)                                                  169,400,628
                                                                 ---------------
TEMPORARY CASH INVESTMENTS - 8.9%
       $17,500,000  FHLB Discount Notes, 0.10%, 10/1/08(4)            17,500,000
            54,021  JPMorgan U.S. Treasury Plus
                    Money Market Fund                                     54,021
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $17,554,021)                                                    17,554,021
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 94.4%
(Cost $201,454,466)                                                  186,954,649
                                                                 ---------------
TOTAL SECURITIES SOLD SHORT - (84.7)%                              (167,835,458)
                                                                 ---------------
OTHER ASSETS AND LIABILITIES - 90.3%                                 179,020,408
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $198,139,599
                                                                 ===============

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (84.7)%
AEROSPACE & DEFENSE - (1.8)%
          (24,913)  CAE, Inc.                                        $ (200,301)
           (2,139)  Curtiss-Wright Corp.                                (97,218)
           (1,335)  DRS Technologies, Inc.                             (102,461)
          (57,045)  Hexcel Corp.(2)                                    (780,946)
          (21,189)  Moog, Inc., Class A(2)                             (908,584)
             (965)  Precision Castparts Corp.                           (76,023)
          (15,847)  Rockwell Collins, Inc.                             (762,082)
          (34,430)  Spirit Aerosystems Holdings, Inc., Class A(2)      (553,290)
                                                                 ---------------
                                                                     (3,480,905)
                                                                 ---------------
AIR FREIGHT & LOGISTICS - (0.8)%
           (1,697)  Expeditors International of Washington, Inc.        (59,123)
           (1,294)  FedEx Corp.                                        (102,278)
          (21,755)  United Parcel Service, Inc., Class B             (1,368,172)
                                                                 ---------------
                                                                     (1,529,573)
                                                                 ---------------
AIRLINES(3)
          (10,472)  JetBlue Airways Corp.(2)                            (51,836)
                                                                 ---------------
AUTO COMPONENTS - (0.5)%
           (6,549)  Gentex Corp.                                        (93,651)
          (58,044)  Goodyear Tire & Rubber Co. (The)(2)                (888,654)
           (2,003)  WABCO Holdings, Inc.                                (71,186)
                                                                 ---------------
                                                                     (1,053,491)
                                                                 ---------------
AUTOMOBILES - (0.6)%
          (33,792)  Harley-Davidson, Inc.                            (1,260,441)
                                                                 ---------------
BEVERAGES - (0.3)%
           (1,777)  Central European Distribution Corp.(2)              (80,693)
           (6,928)  Coca-Cola Co. (The)                                (366,353)
           (1,126)  PepsiCo, Inc./NC                                    (80,250)
                                                                 ---------------
                                                                       (527,296)
                                                                 ---------------
BIOTECHNOLOGY - (1.6)%
           (5,845)  Abraxis Bioscience, Inc.(2)                        (403,071)
           (3,439)  Acorda Therapeutics, Inc.(2)                        (82,020)
          (24,348)  Amylin Pharmaceuticals, Inc.(2)                    (492,317)
          (18,099)  BioMarin Pharmaceutical, Inc.(2)                   (479,443)
          (19,060)  Cepheid(2)                                         (263,600)
          (13,132)  Onyx Pharmaceuticals, Inc.(2)                      (475,116)
           (2,932)  United Therapeutics Corp.(2)                       (308,358)
          (18,541)  Vertex Pharmaceuticals, Inc.(2)                    (616,303)
                                                                 ---------------
                                                                     (3,120,228)
                                                                 ---------------
BUILDING PRODUCTS - (0.6)%
          (18,012)  Owens Corning, Inc.(2)                             (430,667)
          (28,153)  USG Corp.(2)                                       (720,716)
                                                                 ---------------
                                                                     (1,151,383)
                                                                 ---------------
CAPITAL MARKETS - (0.1)%
             (322)  BlackRock, Inc.                                     (62,629)
           (4,040)  Blackstone Group LP (The)                           (61,974)
                                                                 ---------------
                                                                       (124,603)
                                                                 ---------------
CHEMICALS - (1.9)%
           (2,383)  Albemarle Corp.                                     (73,492)

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           (3,616)  Cabot Corp.                                      $ (114,917)
           (1,682)  Eastman Chemical Co.                                (92,611)
           (2,353)  Ecolab, Inc.                                       (114,168)
           (3,416)  Methanex Corp.                                      (67,944)
          (11,650)  Monsanto Co.                                     (1,153,117)
           (3,327)  Olin Corp.                                          (64,544)
           (6,468)  Praxair, Inc.                                      (464,014)
          (64,087)  Solutia, Inc.(2)                                   (897,218)
          (15,986)  Valhi, Inc.                                        (287,748)
           (3,487)  Valspar Corp.                                       (77,725)
          (15,755)  Westlake Chemical Corp.                            (331,328)
                                                                 ---------------
                                                                     (3,738,826)
                                                                 ---------------
COMMERCIAL BANKS - (0.8)%
          (18,366)  Canadian Imperial Bank of Commerce               (1,083,594)
           (5,041)  KeyCorp                                             (60,190)
           (2,456)  MB Financial, Inc.                                  (81,220)
           (3,587)  Toronto-Dominion Bank (The)                        (218,771)
           (2,088)  U.S. Bancorp.                                       (75,210)
                                                                 ---------------
                                                                     (1,518,985)
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - (3.1)%
          (47,812)  ABM Industries, Inc.                             (1,044,214)
           (2,233)  Avery Dennison Corp.                                (99,324)
           (1,399)  Clean Harbors, Inc.(2)                              (94,502)
          (46,547)  Corrections Corp. of America(2)                  (1,156,693)
          (41,116)  Geo Group, Inc. (The)(2)                           (830,954)
          (52,726)  Iron Mountain, Inc.(2)                           (1,287,042)
          (36,684)  Mine Safety Appliances Co.                       (1,398,394)
           (2,310)  Stericycle, Inc.(2)                                (136,082)
           (3,085)  Waste Connections, Inc.(2)                         (105,816)
                                                                 ---------------
                                                                     (6,153,021)
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - (2.6)%
           (8,557)  Ciena Corp.(2)                                      (86,255)
          (35,779)  Cisco Systems, Inc.(2)                             (807,174)
           (5,396)  Comverse Technology, Inc.(2)                        (51,640)
          (67,055)  Corning, Inc.                                    (1,048,740)
          (36,713)  EchoStar Corp., Class A(2)                         (884,783)
           (2,536)  F5 Networks, Inc.(2)                                (59,292)
         (115,371)  JDS Uniphase Corp.(2)                              (976,039)
          (37,847)  Loral Space & Communications, Inc.(2)              (559,000)
          (11,045)  Research In Motion Ltd.(2)                         (754,373)
                                                                 ---------------
                                                                     (5,227,296)
                                                                 ---------------
COMPUTERS & PERIPHERALS - (0.1)%
           (2,802)  Diebold, Inc.                                       (92,774)
           (4,365)  Intermec, Inc.(2)                                   (85,729)
           (8,623)  Sun Microsystems, Inc.(2)                           (65,535)
                                                                 ---------------
                                                                       (244,038)
                                                                 ---------------
CONSTRUCTION & ENGINEERING - (0.3)%
          (30,305)  KBR, Inc.                                          (462,757)
           (2,630)  Quanta Services, Inc.(2)                            (71,036)
                                                                 ---------------
                                                                       (533,793)
                                                                 ---------------

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - (0.5)%
           (2,323)  Eagle Materials, Inc.                             $ (51,966)
          (23,363)  Texas Industries, Inc.                             (954,612)
                                                                 ---------------
                                                                     (1,006,578)
                                                                 ---------------
CONSUMER FINANCE - (0.6)%
          (88,423)  SLM Corp.(2)                                     (1,091,140)
           (2,209)  Student Loan Corp. (The)                           (205,437)
                                                                 ---------------
                                                                     (1,296,577)
                                                                 ---------------
CONTAINERS & PACKAGING - (0.7)%
           (1,700)  AptarGroup, Inc.                                    (66,487)
           (2,252)  Bemis Co., Inc.                                     (59,025)
          (59,811)  Sealed Air Corp.                                 (1,315,244)
                                                                 ---------------
                                                                     (1,440,756)
                                                                 ---------------
DISTRIBUTORS - (0.2)%
           (2,493)  Genuine Parts Co.                                  (100,244)
          (21,485)  LKQ Corp.(2)                                       (364,600)
                                                                 ---------------
                                                                       (464,844)
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - (0.5)%
          (21,654)  Jackson Hewitt Tax Service, Inc.                   (332,172)
          (10,348)  Service Corp. International                         (86,509)
          (27,899)  Sotheby's                                          (559,654)
                                                                 ---------------
                                                                       (978,335)
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - (0.1)%
           (8,475)  CIT Group, Inc.                                     (58,986)
           (4,319)  Citigroup, Inc.                                     (88,582)
             (188)  CME Group, Inc.                                     (69,844)
                                                                 ---------------
                                                                       (217,412)
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - (1.1)%
          (39,089)  AT&T, Inc.                                       (1,091,365)
          (56,245)  Global Crossing Ltd.(2)                            (852,674)
           (5,801)  tw telecom inc(2)                                   (60,272)
           (3,005)  Verizon Communications, Inc.                        (96,431)
                                                                 ---------------
                                                                     (2,100,742)
                                                                 ---------------
ELECTRIC UTILITIES - (1.4)%
          (23,631)  Allete, Inc.                                     (1,051,579)
           (2,397)  Cleco Corp.                                         (60,524)
           (4,564)  Exelon Corp.                                       (285,798)
           (3,507)  Great Plains Energy, Inc.                           (77,926)
          (34,363)  IDACORP, Inc.                                      (999,620)
           (1,134)  ITC Holdings Corp.                                  (58,707)
           (1,749)  Pinnacle West Capital Corp.                         (60,183)
           (1,918)  PPL Corp.                                           (71,004)
           (2,692)  Westar Energy, Inc.                                 (62,024)
                                                                 ---------------
                                                                     (2,727,365)
                                                                 ---------------
ELECTRICAL EQUIPMENT - (2.0)%
           (1,359)  Energy Conversion Devices, Inc.(2)                  (79,162)
          (95,335)  Evergreen Solar, Inc.(2)                           (526,249)
           (5,065)  First Solar, Inc.(2)                               (956,829)
          (11,667)  Franklin Electric Co., Inc.                        (519,765)
          (28,698)  General Cable Corp.(2)                           (1,022,510)
           (1,972)  Rockwell Automation, Inc.                           (73,634)

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
          (11,341)  Sunpower Corp., Class B(2)                       $ (783,094)
                                                                 ---------------
                                                                     (3,961,243)
                                                                 ---------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (1.6)%
          (77,986)  AVX Corp.                                          (794,677)
          (33,576)  Echelon Corp.(2)                                   (331,731)
           (2,202)  FLIR Systems, Inc.(2)                               (84,601)
           (1,305)  Itron, Inc.(2)                                     (115,532)
          (26,473)  L-1 Identity Solutions, Inc.(2)                    (404,507)
           (3,989)  National Instruments Corp.                         (119,869)
          (20,962)  Tech Data Corp.(2)                                 (625,716)
          (23,563)  Tyco Electronics Ltd.                              (651,753)
                                                                 ---------------
                                                                     (3,128,386)
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - (1.5)%
          (14,016)  Atwood Oceanics, Inc.(2)                           (510,182)
           (3,236)  BJ Services Co.                                     (61,905)
           (1,915)  Cameron International Corp.(2)                      (73,804)
           (3,903)  CARBO Ceramics, Inc.                               (201,434)
           (3,530)  Dril-Quip, Inc.(2)                                 (153,167)
           (2,635)  Helix Energy Solutions Group, Inc.(2)               (63,978)
          (32,551)  Hercules Offshore, Inc.(2)                         (493,473)
          (11,340)  Nabors Industries Ltd.(2)                          (282,593)
           (9,326)  Oceaneering International, Inc.(2)                 (497,262)
           (2,144)  Rowan Cos., Inc.                                    (65,499)
             (753)  SEACOR Holdings, Inc.(2)                            (59,449)
           (1,258)  Smith International, Inc.                           (73,769)
           (4,067)  TETRA Technologies, Inc.(2)                         (56,328)
          (18,111)  Weatherford International Ltd.(2)                  (455,311)
                                                                 ---------------
                                                                     (3,048,154)
                                                                 ---------------
FOOD & STAPLES RETAILING - (0.1)%
           (2,745)  CVS/Caremark Corp.                                  (92,397)
           (3,358)  Walgreen Co.                                       (103,964)
                                                                 ---------------
                                                                       (196,361)
                                                                 ---------------
FOOD PRODUCTS - (1.6)%
          (45,165)  Archer-Daniels-Midland Co.                         (989,565)
           (1,238)  Bunge Ltd.                                          (78,217)
          (59,480)  ConAgra Foods, Inc.                              (1,157,481)
          (59,318)  Smithfield Foods, Inc.(2)                          (941,970)
                                                                 ---------------
                                                                     (3,167,233)
                                                                 ---------------
GAS UTILITIES - (0.7)%
           (3,968)  AGL Resources, Inc.                                (124,516)
           (2,125)  New Jersey Resources Corp.                          (76,266)
           (1,979)  ONEOK, Inc.                                         (68,077)
           (1,540)  Questar Corp.                                       (63,017)
          (31,122)  WGL Holdings, Inc.                               (1,009,909)
                                                                 ---------------
                                                                     (1,341,785)
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - (2.0)%
          (29,968)  Cooper Cos., Inc. (The)                          (1,041,688)
           (5,606)  ev3, Inc.(2)                                        (56,284)
           (1,334)  Haemonetics Corp.(2)                                (82,334)
             (474)  Intuitive Surgical, Inc.(2)                        (114,224)
          (10,998)  Inverness Medical Innovations, Inc.(2)             (329,940)

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
          (15,465)  NuVasive, Inc.(2)                                $ (762,888)
           (8,438)  Resmed, Inc.(2)                                    (362,834)
           (3,676)  Stryker Corp.                                      (229,015)
          (14,801)  Zimmer Holdings, Inc.(2)                           (955,553)
                                                                 ---------------
                                                                     (3,934,760)
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - (2.6)%
           (1,969)  AmerisourceBergen Corp.                             (74,133)
           (2,606)  Brookdale Senior Living, Inc.                       (57,306)
           (6,514)  Cardinal Health, Inc.                              (321,010)
          (19,611)  Community Health Systems, Inc.(2)                  (574,798)
          (37,439)  Coventry Health Care, Inc.(2)                    (1,218,639)
          (40,455)  Health Net, Inc.(2)                                (954,738)
           (5,969)  Humana, Inc.(2)                                    (245,923)
           (1,717)  Psychiatric Solutions, Inc.(2)                      (65,160)
           (3,792)  Sunrise Senior Living, Inc.(2)                      (52,292)
          (53,327)  UnitedHealth Group, Inc.                         (1,353,973)
           (5,814)  Universal Health Services, Inc., Class B           (325,758)
                                                                 ---------------
                                                                     (5,243,730)
                                                                 ---------------
HEALTH CARE TECHNOLOGY - (0.5)%
          (92,692)  HLTH Corp.(2)                                    (1,059,470)
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - (1.7)%
           (5,546)  Brinker International, Inc.                         (99,218)
           (6,072)  International Game Technology                      (104,317)
          (42,814)  Jack in the Box, Inc.(2)                           (903,376)
           (2,434)  Marriott International, Inc., Class A               (63,503)
           (2,564)  MGM Mirage(2)                                       (73,074)
           (2,361)  Orient-Express Hotels Ltd., Class A                 (56,971)
          (39,551)  Royal Caribbean Cruises Ltd.                       (820,683)
          (41,560)  Scientific Games Corp., Class A(2)                 (956,711)
           (7,333)  Starbucks Corp.(2)                                 (109,042)
           (3,426)  Tim Hortons, Inc.                                  (101,512)
                                                                 ---------------
                                                                     (3,288,407)
                                                                 ---------------
HOUSEHOLD DURABLES - (1.0)%
           (1,773)  Black & Decker Corp.                               (107,710)
          (21,416)  Fortune Brands, Inc.                             (1,228,422)
           (5,549)  KB Home                                            (109,204)
          (30,732)  Newell Rubbermaid, Inc.                            (530,434)
             (774)  Whirlpool Corp.                                     (61,370)
                                                                 ---------------
                                                                     (2,037,140)
                                                                 ---------------
HOUSEHOLD PRODUCTS - (0.5)%
          (12,967)  Procter & Gamble Co. (The)                         (903,670)
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - (0.8)%
           (2,078)  Carlisle Cos., Inc.                                 (62,278)
          (47,138)  General Electric Co.                             (1,202,019)
              (67)  Seaboard Corp.                                      (84,219)
           (2,005)  Textron, Inc.                                       (58,707)
           (2,416)  Tyco International Ltd.                             (84,608)
                                                                 ---------------
                                                                     (1,491,831)
                                                                 ---------------
INSURANCE - (7.2)%
           (2,743)  Argo Group International Holdings Ltd.(2)          (101,080)
           (5,259)  Brown & Brown, Inc.                                (113,700)

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
          (98,246)  Fidelity National Financial, Inc., Class A     $ (1,444,216)
           (2,392)  Hanover Insurance Group, Inc.                      (108,884)
          (30,056)  Infinity Property & Casualty Corp.               (1,238,307)
          (24,035)  Loews Corp.                                        (949,142)
          (50,214)  Marsh & McLennan Cos., Inc.                      (1,594,797)
          (30,680)  Mercury General Corp.                            (1,679,730)
          (74,235)  Montpelier Re Holdings Ltd.                      (1,225,620)
           (7,939)  Old Republic International Corp.                   (101,222)
          (11,384)  Phoenix Cos., Inc. (The)                           (105,188)
          (45,587)  Progressive Corp. (The)                            (793,214)
           (2,401)  Protective Life Corp.                               (68,453)
           (2,175)  State Auto Financial Corp.                          (63,227)
          (17,721)  Sun Life Financial, Inc.                           (626,792)
             (261)  Wesco Financial Corp.                               (93,177)
           (2,646)  White Mountains Insurance Group Ltd.             (1,242,958)
          (38,050)  Willis Group Holdings Ltd.                       (1,227,493)
          (40,105)  Zenith National Insurance Corp.                  (1,469,447)
                                                                 ---------------
                                                                    (14,246,647)
                                                                 ---------------
INTERNET & CATALOG RETAIL - (0.2)%
           (4,584)  Amazon.com, Inc.(2)                                (333,532)
             (923)  priceline.com, Inc.(2)                              (63,161)
                                                                 ---------------
                                                                       (396,693)
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - (1.4)%
          (16,682)  Equinix, Inc.(2)                                 (1,158,732)
           (1,429)  Google, Inc., Class A(2)                           (572,343)
           (2,541)  MercadoLibre, Inc.(2)                               (51,709)
           (3,230)  Omniture, Inc.(2)                                   (59,303)
          (54,533)  Yahoo!, Inc.(2)                                    (943,421)
                                                                 ---------------
                                                                     (2,785,508)
                                                                 ---------------
IT SERVICES - (2.3)%
          (47,700)  Cognizant Technology
                    Solutions Corp., Class A(2)                      (1,088,991)
          (66,191)  Convergys Corp.(2)                                 (978,303)
          (23,018)  DST Systems, Inc.(2)                             (1,288,778)
          (55,084)  SRA International, Inc., Class A(2)              (1,246,551)
                                                                 ---------------
                                                                     (4,602,623)
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - (0.1)%
           (8,117)  Eastman Kodak Co.                                  (124,840)
           (5,488)  Mattel, Inc.                                        (99,004)
                                                                 ---------------
                                                                       (223,844)
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - (2.5)%
           (8,173)  Bruker Corp.(2)                                    (108,946)
           (5,432)  Charles River Laboratories
                    International, Inc.(2)                             (301,639)
          (17,158)  Covance, Inc.(2)                                 (1,516,939)
           (2,520)  Illumina, Inc.(2)                                  (102,135)
          (82,548)  MDS, Inc.(2)                                       (986,449)
          (32,968)  PAREXEL International Corp.(2)                     (944,863)
          (22,149)  Varian, Inc.(2)                                    (950,192)
                                                                 ---------------
                                                                     (4,911,163)
                                                                 ---------------
MACHINERY - (2.7)%
           (3,567)  Briggs & Stratton Corp.                             (57,714)
          (25,175)  CLARCOR, Inc.                                      (955,391)

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
          (13,312)  Donaldson Co., Inc.                              $ (557,906)
          (10,628)  ESCO Technologies, Inc.(2)                         (511,951)
           (2,213)  Graco, Inc.                                         (78,805)
           (6,462)  Joy Global, Inc.                                   (291,695)
          (25,618)  Kaydon Corp.                                     (1,154,347)
           (1,406)  Navistar International Corp.(2)                     (76,177)
          (12,623)  Nordson Corp.                                      (619,916)
           (2,272)  PACCAR, Inc.                                        (86,768)
           (1,783)  Pall Corp.                                          (61,317)
          (14,859)  Terex Corp.(2)                                     (453,497)
          (17,255)  Timken Co.                                         (489,179)
                                                                 ---------------
                                                                     (5,394,663)
                                                                 ---------------
MEDIA - (1.9)%
           (2,096)  Arbitron, Inc.                                      (93,670)
           (2,755)  Ascent Media Corp., Class A(2)                      (67,250)
          (27,559)  Discovery Communications, Inc., Class A(2)         (392,716)
          (27,559)  Discovery Communications, Inc., Class C(2)         (390,235)
           (3,895)  Interactive Data Corp.                              (98,232)
           (5,916)  Lamar Advertising Co., Class A(2)                  (182,745)
          (29,873)  Liberty Media Corp. - Capital, Series A(2)         (399,701)
           (3,106)  Liberty Media Corp. - Entertainment,
                    Series A(2)                                         (77,557)
           (3,628)  Meredith Corp.                                     (101,729)
           (5,175)  Morningstar, Inc.(2)                               (287,057)
           (6,207)  News Corp., Class A                                 (74,422)
           (6,660)  Regal Entertainment Group, Class A                 (105,095)
          (17,103)  Walt Disney Co. (The)                              (524,891)
           (1,786)  Washington Post Co. (The), Class B                 (994,373)
                                                                 ---------------
                                                                     (3,789,673)
                                                                 ---------------
METALS & MINING - (1.2)%
          (38,171)  Alcoa, Inc.                                        (861,901)
          (27,446)  Allegheny Technologies, Inc.                       (811,029)
           (2,281)  Carpenter Technology Corp.                          (58,508)
             (999)  Cleveland-Cliffs, Inc.                              (52,887)
           (3,679)  Commercial Metals Co.                               (62,138)
           (1,200)  Haynes International, Inc.(2)                       (56,196)
          (12,646)  RTI International Metals, Inc.(2)                  (247,356)
           (3,836)  Silver Standard Resources, Inc.(2)                  (63,409)
          (21,276)  Silver Wheaton Corp.(2)                            (173,399)
           (7,722)  Titanium Metals Corp.                               (87,567)
                                                                 ---------------
                                                                     (2,474,390)
                                                                 ---------------
MULTILINE RETAIL - (1.4)%
           (1,689)  JC Penney Co., Inc.                                 (56,311)
           (2,836)  Kohl's Corp.(2)                                    (130,683)
          (44,760)  Nordstrom, Inc.                                  (1,289,983)
           (8,481)  Saks, Inc.(2)                                       (78,449)
          (26,704)  Target Corp.                                     (1,309,831)
                                                                 ---------------
                                                                     (2,865,257)
                                                                 ---------------
MULTI-UTILITIES - (1.0)%
           (2,437)  Ameren Corp.                                        (95,116)
           (3,005)  Black Hills Corp.                                   (93,365)
           (5,012)  CMS Energy Corp.                                    (62,500)
          (27,266)  Dominion Resources, Inc.                         (1,166,439)

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           (8,549)  Integrys Energy Group, Inc.                      $ (426,937)
           (3,196)  OGE Energy Corp.                                    (98,692)
                                                                 ---------------
                                                                     (1,943,049)
                                                                 ---------------
OFFICE ELECTRONICS - (0.4)%
          (30,484)  Zebra Technologies Corp., Class A(2)               (848,979)
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - (9.7)%
          (17,874)  Atlas America, Inc.                                (609,682)
          (61,474)  Boardwalk Pipeline Partners LP                   (1,266,364)
           (1,922)  Cabot Oil & Gas Corp.                               (69,461)
          (15,393)  Carrizo Oil & Gas, Inc.(2)                         (558,304)
           (8,224)  Cheniere Energy Partners LP                         (57,157)
          (27,699)  Chesapeake Energy Corp.                            (993,286)
           (3,070)  CNX Gas Corp.(2)                                    (68,737)
          (19,910)  CONSOL Energy, Inc.                                (913,670)
          (37,885)  Delta Petroleum Corp.(2)                           (514,478)
          (48,027)  Denison Mines Corp.(2)                             (142,640)
           (8,131)  Enbridge Energy Partners LP                        (323,451)
          (27,130)  Enbridge, Inc.                                   (1,033,382)
           (2,685)  EnCana Corp.                                       (176,485)
           (3,447)  Energy Transfer Equity LP                           (74,972)
           (4,423)  Enterprise GP Holdings LP                          (104,073)
           (3,517)  Enterprise Products Partners LP                     (90,633)
           (6,022)  EOG Resources, Inc.                                (538,728)
          (26,158)  Equitable Resources, Inc.                          (959,476)
           (3,590)  EXCO Resources, Inc.(2)                             (58,589)
          (20,157)  Frontier Oil Corp.                                 (371,292)
          (13,381)  Goodrich Petroleum Corp.(2)                        (583,278)
          (54,133)  Linn Energy LLC                                    (828,235)
          (32,573)  MarkWest Energy Partners LP                        (823,445)
          (16,732)  Newfield Exploration Co.(2)                        (535,257)
          (21,632)  NuStar Energy LP                                   (918,711)
          (21,349)  Peabody Energy Corp.                               (960,705)
           (1,765)  Penn Virginia Corp.                                 (94,322)
          (23,163)  PetroHawk Energy Corp.(2)                          (501,016)
           (9,050)  Pioneer Natural Resources Co.                      (473,134)
          (26,197)  Quicksilver Resources, Inc.(2)                     (514,247)
           (2,464)  Range Resources Corp.                              (105,632)
          (23,341)  SandRidge Energy, Inc.(2)                          (457,484)
          (49,184)  Southern Union Co.                               (1,015,650)
          (23,442)  Suncor Energy, Inc.                                (987,846)
          (17,052)  Ultra Petroleum Corp.(2)                           (943,658)
          (12,215)  XTO Energy, Inc.                                   (568,242)
                                                                 ---------------
                                                                    (19,235,722)
                                                                 ---------------
PAPER & FOREST PRODUCTS - (0.8)%
           (6,615)  Louisiana-Pacific Corp.                             (61,519)
          (25,377)  Weyerhaeuser Co.                                 (1,537,339)
                                                                 ---------------
                                                                     (1,598,858)
                                                                 ---------------
PERSONAL PRODUCTS - (0.4)%
          (17,858)  Avon Products, Inc.                                (742,357)
                                                                 ---------------
PHARMACEUTICALS - (1.9)%
          (23,220)  Abbott Laboratories                              (1,337,008)

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           (1,899)  Allergan, Inc.                                    $ (97,798)
           (1,737)  Auxilium Pharmaceuticals, Inc.(2)                   (56,279)
          (12,135)  Johnson & Johnson                                  (840,713)
          (20,342)  Perrigo Co.                                        (782,353)
           (2,237)  Wyeth                                               (82,635)
          (10,352)  XenoPort, Inc.(2)                                  (501,968)
                                                                 ---------------
                                                                     (3,698,754)
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - (0.2)%
           (1,323)  Camden Property Trust                               (60,673)
           (2,898)  Douglas Emmett, Inc.                                (66,857)
           (1,769)  HCP, Inc.                                           (70,990)
           (2,162)  Healthcare Realty Trust, Inc.                       (63,022)
           (1,378)  Potlatch Corp.                                      (63,926)
           (2,693)  UDR, Inc.                                           (70,422)
                                                                 ---------------
                                                                       (395,890)
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - (2.0)%
          (41,083)  Brookfield Asset Management, Inc., Class A       (1,127,317)
          (69,524)  Brookfield Properties Corp.                      (1,101,260)
          (17,088)  CB Richard Ellis Group, Inc., Class A(2)           (228,467)
          (46,954)  Forest City Enterprises, Inc., Class A           (1,440,079)
                                                                 ---------------
                                                                     (3,897,123)
                                                                 ---------------
ROAD & RAIL - (1.0)%
          (18,140)  AMERCO(2)                                          (760,610)
          (31,024)  Genesee & Wyoming, Inc., Class A(2)              (1,164,021)
          (12,097)  Hertz Global Holdings, Inc.(2)                      (91,574)
                                                                 ---------------
                                                                     (2,016,205)
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (1.2)%
          (48,225)  Advanced Micro Devices, Inc.(2)                    (253,181)
           (9,106)  Applied Materials, Inc.                            (137,774)
          (41,350)  Cypress Semiconductor Corp.(2)                     (215,847)
           (6,718)  Diodes, Inc.(2)                                    (123,947)
           (4,874)  Maxim Integrated Products, Inc.                     (88,219)
           (2,239)  MEMC Electronic Materials, Inc.(2)                  (63,274)
         (373,402)  Micron Technology, Inc.(2)                       (1,512,278)
                                                                 ---------------
                                                                     (2,394,520)
                                                                 ---------------
SOFTWARE - (2.9)%
           (9,313)  Activision Blizzard, Inc.(2)                       (143,700)
           (1,545)  Blackboard, Inc.(2)                                 (62,248)
         (135,257)  Cadence Design Systems, Inc.(2)                    (914,337)
           (9,426)  Citrix Systems, Inc.(2)                            (238,101)
           (3,553)  Concur Technologies, Inc.(2)                       (135,938)
          (27,631)  Electronic Arts, Inc.(2)                         (1,022,071)
           (3,952)  FactSet Research Systems, Inc.                     (206,492)
          (14,243)  Intuit, Inc.(2)                                    (450,221)
          (65,768)  Macrovision Solutions Corp.(2)                   (1,011,512)
           (2,188)  McAfee, Inc.(2)                                     (74,304)
           (3,392)  MICROS Systems, Inc.(2)                             (90,431)
          (49,075)  Microsoft Corp.                                  (1,309,812)
                                                                 ---------------
                                                                     (5,659,167)
                                                                 ---------------
SPECIALTY RETAIL - (3.7)%
           (2,374)  Aaron Rents, Inc.                                   (64,264)

LONG-SHORT MARKET NEUTRAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           (6,236)  Bebe Stores, Inc.                                 $ (60,926)
          (30,541)  Bed Bath & Beyond, Inc.(2)                         (959,293)
          (18,525)  Cabela's, Inc.(2)                                  (223,782)
           (9,275)  Chico's FAS, Inc.(2)                                (50,734)
           (3,530)  Dick's Sporting Goods, Inc.(2)                      (69,117)
          (25,957)  Home Depot, Inc. (The)                             (672,027)
          (13,974)  J. Crew Group, Inc.(2)                             (399,237)
          (80,610)  Limited Brands, Inc.                             (1,396,165)
          (62,692)  Lowe's Cos., Inc.                                (1,485,174)
         (129,044)  Office Depot, Inc.(2)                              (751,036)
           (5,073)  O'Reilly Automotive, Inc.(2)                       (135,804)
          (10,715)  Pacific Sunwear Of California(2)                    (72,112)
          (51,905)  Penske Automotive Group, Inc.                      (595,350)
          (12,893)  PetSmart, Inc.                                     (318,586)
           (1,079)  Sherwin-Williams Co. (The)                          (61,676)
                                                                 ---------------
                                                                     (7,315,283)
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - (0.5)%
           (2,318)  Coach, Inc.(2)                                      (58,043)
          (41,944)  Gildan Activewear, Inc.(2)                         (955,484)
                                                                 ---------------
                                                                     (1,013,527)
                                                                 ---------------
TOBACCO - (0.4)%
          (15,168)  Philip Morris International, Inc.                  (729,581)
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - (0.2)%
           (7,312)  Fastenal Co.                                       (361,140)
           (2,123)  MSC Industrial Direct Co., Class A                  (97,806)
                                                                 ---------------
                                                                       (458,946)
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - (0.4)%
          (36,578)  Aegean Marine Petroleum Network, Inc.              (817,518)
                                                                 ---------------
WATER UTILITIES(3)
           (4,989)  Aqua America, Inc.                                  (88,704)
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - (0.3)%
           (7,211)  Leap Wireless International, Inc.(2)               (274,739)
           (5,320)  MetroPCS Communications, Inc.(2)                    (74,427)
           (3,317)  NII Holdings, Inc.(2)                              (125,781)
           (2,527)  SBA Communications Corp., Class A(2)                (65,373)
                                                                 ---------------
                                                                       (540,320)
                                                                 ---------------
TOTAL SECURITIES SOLD SHORT - (84.7)%
Proceeds $(193,457,183)                                            (167,835,458)
                                                                 ---------------

NOTES TO SCHEDULE OF INVESTMENTS
FHLB  -  Federal Home Loan Bank
(1) Securities are pledged with brokers as collateral for securities sold short.
(2) Non-income producing.
(3) Industry is less than 0.05% of total net assets.
(4) The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange
(the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the
Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
* Level 1 valuation inputs consist of actual quoted prices based on an active market;
* Level 2 valuation inputs consist of significant direct or indirect observable market data; or
* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:

                                                  VALUE OF          VALUE OF
                                                 INVESTMENT        SECURITIES
          VALUATION INPUTS                       SECURITIES        SOLD SHORT
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                         $169,454,649     $(167,835,458)
Level 2 - Other Significant Observable Inputs     17,500,000                 -
Level 3 - Significant Unobservable Inputs                  -                 -
                                                --------------------------------
                                                $186,954,649     $(167,835,458)
                                                ================================

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 204,803,440
                                                                 ===============
Gross tax appreciation of investments                              $   4,933,947
Gross tax depreciation of investments                               (22,782,738)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(17,848,791)
                                                                 ===============
Net tax appreciation (depreciation) of securities sold short          25,621,725
                                                                 ---------------
Net tax appreciation (depreciation)                                $   7,772,934
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE.  IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES.  MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL CORE EQUITY FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.5%
AUSTRALIA - 4.4%
               850  BHP Billiton Ltd.                               $     21,872
             4,459  BlueScope Steel Ltd.                                  26,324
             3,100  Centennial Coal Co. Ltd.                               9,297
               486  Coca-Cola Amatil Ltd.                                  3,237
               177  CSL Ltd.                                               5,340
             1,391  Flight Centre Ltd.                                    21,454
               760  Incitec Pivot Ltd.                                     3,144
               679  National Australia Bank Ltd.                          13,820
               637  Newcrest Mining Limited                               14,001
             6,678  Qantas Airways Ltd.                                   16,944
             1,347  Sims Group Ltd.                                       31,311
            12,708  Telstra Corp. Ltd.                                    42,684
             3,629  Westpac Banking Corp.                                 64,329
               938  Woolworths Ltd.                                       20,314
                                                                 ---------------
                                                                         294,071
                                                                 ---------------
AUSTRIA - 0.4%
               128  Erste Bank der oesterreichischen
                    Sparkassen AG                                          6,452
             2,393  IMMOFINANZ IMMOBILIEN
                    ANLAGEN AG                                             8,416
               407  voestalpine AG                                        12,733
                                                                 ---------------
                                                                          27,601
                                                                 ---------------
BELGIUM - 0.3%
             1,418  Dexia SA                                              15,581
               169  Umicore                                                5,247
                                                                 ---------------
                                                                          20,828
                                                                 ---------------
DENMARK - 1.6%
                83  Carlsberg AS B Shares                                  6,347
               100  Dampskibsselskabet Norden AS                           4,811
               440  FLSmidth & Co. AS                                     22,382
               986  Novo Nordisk AS B Shares                              50,510
               272  Vestas Wind Systems AS(1)                             23,683
                                                                 ---------------
                                                                         107,733
                                                                 ---------------
FINLAND - 0.1%
               267  Rautaruukki Oyj                                        5,356
                                                                 ---------------
FRANCE - 9.1%
               661  AXA SA                                                21,673
             1,217  BNP Paribas                                          117,015
               291  Casino Guichard Perrachon SA                          26,095
             1,764  Credit Agricole SA                                    34,267
             1,959  Etablissements Maurel et Prom                         31,236
             1,895  European Aeronautic Defence
                    and Space Co. N.V.                                    32,794
             3,390  France Telecom SA                                     94,950
               200  L'Oreal SA                                            19,753
               358  Nexans SA                                             32,070
               376  Peugeot SA                                            14,282
               105  Renault SA                                             6,786

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
               570  Sanofi-Aventis                                        37,474
               303  Societe Generale                                      27,510
               400  Suez Environnement SA(1)                               9,973
               171  Technip SA                                             9,608
               509  Total SA                                              30,714
               102  Ubisoft Entertainment SA(1)                            7,077
                40  Vilmorin & Cie                                         5,268
             1,638  Vivendi                                               51,267
                                                                 ---------------
                                                                         609,812
                                                                 ---------------
GERMANY - 7.9%
               131  adidas AG                                              7,037
                17  Allianz SE                                             2,338
             1,312  BASF SE                                               62,889
               350  Bayer AG                                              25,552
               857  Daimler AG                                            43,320
               700  Deutsche Bank AG                                      49,813
               815  Deutsche Lufthansa AG                                 16,034
               561  Deutsche Postbank AG                                  21,382
             1,899  E.On AG                                               96,188
               642  Gildemeister AG                                       10,866
               889  Hannover Rueckversicherung AG                         32,415
               588  MAN AG                                                39,506
                44  Munchener
                    Ruckversicherungs-Gesellschaft
                    AG                                                     6,644
               666  Norddeutsche Affinerie AG                             28,362
               341  RWE AG                                                32,793
               483  ThyssenKrupp AG                                       14,542
                94  Volkswagen AG                                         36,987
                                                                 ---------------
                                                                         526,668
                                                                 ---------------
GREECE - 0.4%
               325  Alpha Bank A.E.                                        7,147
               672  Greek Organization of
                    Football Prognostics SA                               20,573
                12  National Bank of Greece SA                               493
                                                                 ---------------
                                                                          28,213
                                                                 ---------------
HONG KONG - 3.3%
            19,500  BOC Hong Kong Holdings Ltd.                           34,738
            32,000  CITIC International Financial
                    Holdings Ltd.(1)                                      21,173
             1,000  CLP Holdings Ltd.                                      8,076
             3,600  Hang Seng Bank Ltd.                                   67,230
             5,000  Henderson Land
                    Development Co. Ltd.                                  22,301
             2,000  Hongkong & Shanghai
                    Hotels (The)                                           1,947
             2,000  HongKong Electric Holdings                            12,588
             4,000  Hutchison Whampoa Ltd.                                30,450
             6,000  Industrial and Commercial
                    Bank of China (Asia) Ltd.                             10,888
             8,000  Shangri-La Asia Ltd.                                  11,479
                                                                 ---------------
                                                                         220,870
                                                                 ---------------
IRELAND - 0.3%
             2,576  Irish Life & Permanent plc                            18,254
                                                                 ---------------

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
ITALY - 2.9%
             7,150  Enel SpA                                              59,614
             2,938  ENI SpA                                               77,563
             5,768  Mediaset SpA                                          36,548
            11,483  Telecom Italia SpA                                    17,137
                                                                 ---------------
                                                                         190,862
                                                                 ---------------
JAPAN - 21.3%
               480  Acom Co. Ltd.                                         16,365
               600  Asahi Breweries Ltd.                                  10,499
               300  Astellas Pharma Inc.                                  12,607
               600  Canon, Inc.                                           22,435
             1,400  Capcom Co. Ltd.                                       39,758
                 3  Central Japan Railway Co.                             28,318
               800  Daiichi Sankyo Co. Ltd.                               20,425
             1,000  Daiwa Securities Group Inc.                            7,167
               900  FamilyMart Co., Ltd.                                  38,057
               600  Fuji Machine
                    Manufacturing Co. Ltd.                                 7,124
             7,000  Fujitsu Ltd.                                          39,110
             7,000  Hino Motors Ltd.                                      28,399
               700  Hitachi Capital Corp.                                  8,528
               200  Hokuriku Electric Power Co.                            4,808
             1,500  Honda Motor Co., Ltd.                                 44,556
             7,000  Isuzu Motors Ltd.                                     19,341
             5,000  ITOCHU Corp.                                          30,229
             1,000  Iyo Bank, Ltd. (The)                                  10,930
             1,000  Kaken Pharmaceutical Co. Ltd.                          7,907
             1,000  Kao Corp.                                             26,793
             2,000  Kikkoman Corp.                                        26,924
             1,300  Konami Corp.                                          32,726
             2,000  Konica Minolta Holdings, Inc.                         23,056
               900  LAWSON Inc.                                           41,716
             4,000  Marubeni Corp.                                        18,073
             2,500  Mediceo Paltac Holdings Co. Ltd.                      30,557
             1,200  Mitsubishi Corp.                                      24,975
             1,000  Mitsubishi Materials Corp.                             3,146
             6,900  Mitsubishi UFJ Financial
                    Group, Inc.                                           59,822
             2,000  Mitsui O.S.K. Lines, Ltd.                             17,309
                 6  Mizuho Financial Group Inc.                           26,328
             7,000  Mizuho Trust & Banking Co., Ltd.                       9,591
               300  Nifco Inc.                                             5,242
             2,000  Nippon Electric Glass Co., Ltd.                       18,089
             4,000  Nippon Steel Corp.                                    15,147
                14  Nippon Telegraph &
                    Telephone Corp.                                       62,367
             3,800  Nissan Motor Co., Ltd.                                25,499
             2,000  Nisshin Seifun Group Inc.                             26,797
             1,700  Nomura Holdings, Inc.                                 21,943
               400  Nomura Real Estate Holdings Inc.                       9,553
                 5  NTT Data Corp.                                        19,561
                34  NTT DoCoMo, Inc.                                      54,836
                16  Resona Holdings, Inc.                                 21,208
               700  Sankyo Co. Ltd.                                       35,706
            20,000  SANYO Electric Co., Ltd.(1)                           34,719
             2,100  Seiko Epson Corp.                                     48,447
             1,800  Seven & i Holdings Co. Ltd.                           51,816
             1,000  Shiseido Co., Ltd.                                    22,401

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             1,000  Sony Corp.                                            30,930
                 5  Sumitomo Mitsui Financial
                    Group Inc.                                            31,329
               100  Suzuken Co. Ltd.                                       3,037
               400  Takeda Pharmaceutical Co Ltd.                         20,148
               200  Tohoku Electric Power Co., Inc.                        4,295
             2,000  Toyo Engineering Corp.                                 8,450
               900  Toyoda Gosei Co. Ltd.                                 15,264
               900  Toyota Motor Corp.                                    38,217
             3,000  Ube Industries Ltd.                                    8,016
                10  West Japan Railway Co.                                42,692
             1,000  Yamazaki Baking Co. Ltd.                              12,015
                                                                 ---------------
                                                                       1,425,303
                                                                 ---------------
LUXEMBOURG - 0.4%
               556  ArcelorMittal                                         27,838
                                                                 ---------------
NETHERLANDS - 3.9%
             4,397  AEGON N.V.                                            39,303
             1,216  Heineken Holding N.V.                                 48,276
             2,731  ING Groep N.V. CVA                                    59,419
               578  Koninklijke Ahold N.V.                                 6,670
               509  Koninklijke Boskalis Westminster
                    N.V. CVA                                              24,095
               913  Koninklijke DSM N.V.                                  42,999
               600  Koninklijke KPN N.V.                                   8,650
               993  Unilever N.V. CVA                                     28,058
                                                                 ---------------
                                                                         257,470
                                                                 ---------------
NORWAY - 0.9%
               150  Petroleum Geo-Services ASA(1)                          1,991
             1,537  StatoilHydro ASA                                      36,650
               696  Yara International ASA                                24,439
                                                                 ---------------
                                                                          63,080
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.9%
             2,500  Parkson Retail Group Ltd.                              2,793
             2,400  Tencent Holdings Ltd.                                 17,290
            36,000  Tingyi (Cayman Islands)
                    Holding Corp.                                         41,926
                                                                 ---------------
                                                                          62,009
                                                                 ---------------
PORTUGAL - 0.1%
               400  Banco Espirito Santo, SA                               4,965
                                                                 ---------------
SINGAPORE - 1.1%
             2,000  Cosco Corp. (Singapore), Ltd.                          2,141
             7,200  Dairy Farm International
                    Holdings Ltd.                                         35,999
             1,000  DBS Group Holdings Ltd.                               11,825
             2,000  Jardine Cycle & Carriage Ltd.                         22,056
                                                                 ---------------
                                                                          72,021
                                                                 ---------------
SPAIN - 5.0%
               612  Acerinox SA                                           10,968

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
               997  Banco Bilbao Vizcaya
                    Argentaria SA                                         16,165
             6,646  Banco Santander SA                                   100,623
             9,248  Mapfre, SA                                            40,460
               471  Promotora de Informaciones, SA                         3,201
             2,100  Repsol YPF, SA                                        62,049
             4,191  Telefonica SA                                        100,205
                                                                 ---------------
                                                                         333,671
                                                                 ---------------
SWEDEN - 0.3%
             1,150  Nordea Bank AB                                        13,800
               328  Scania AB Cl B                                         4,042
                                                                 ---------------
                                                                          17,842
                                                                 ---------------
SWITZERLAND - 9.6%
               414  Actelion Ltd.(1)                                      21,167
               892  Adecco SA                                             38,975
               500  Baloise Holding AG                                    34,120
               564  Bobst Group AG                                        28,687
                30  Bucher Industries AG                                   3,970
               906  Credit Suisse Group                                   43,136
             3,770  Nestle SA                                            163,060
             2,466  Novartis AG                                          128,985
               205  Pargesa Holding SA                                    17,488
                90  Roche Holding AG                                      14,030
               200  Syngenta AG                                           42,466
             2,148  UBS AG(1)                                             37,133
               248  Zurich Financial Services AG                          68,744
                                                                 ---------------
                                                                         641,961
                                                                 ---------------
UNITED KINGDOM - 24.3%
             1,350  Anglo American plc                                    45,138
             1,744  Antofagasta plc                                       12,576
             2,043  AstraZeneca plc                                       89,420
             5,471  Aviva plc                                             47,590
               780  BAE Systems plc                                        5,725
             8,556  Barclays plc                                          51,983
               184  BG Group plc                                           3,334
             1,932  BHP Billiton plc                                      43,709
            17,271  BP plc                                               143,798
             2,247  British American Tobacco plc                          73,432
               525  British Energy Group plc                               7,114
            17,290  BT Group plc                                          49,947
             5,270  Centrica plc                                          29,496
             1,663  Close Brothers Group plc                              16,719
             1,847  De La Rue plc                                         30,083
             2,995  Drax Group plc                                        40,117
             3,771  Game Group plc                                        13,888
             2,498  GlaxoSmithKline plc                                   53,975
             1,181  Go-Ahead Group plc                                    35,220
             9,155  HSBC Holdings plc                                    148,284
            15,741  Legal & General Group plc                             28,464
             7,499  Lloyds TSB Group plc                                  31,199
             1,442  Mitchells & Butlers plc                                5,714
            22,851  Old Mutual plc                                        31,954

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
             3,129  Persimmon plc                                         22,529
            25,800  Regus Group plc                                       29,527
               404  Rio Tinto plc                                         25,141
            16,271  Royal Bank of Scotland Group plc                      53,906
             5,508  Royal Dutch Shell plc Cl B                           156,281
               943  Scottish and Southern Energy plc                      23,976
             2,900  Stagecoach Group plc                                  13,229
             2,486  Standard Chartered plc                                60,393
               302  Unilever plc                                           8,199
             1,023  Vedanta Resources plc                                 21,242
            48,222  Vodafone Group plc                                   106,547
             8,005  Wm Morrison Supermarkets plc                          37,163
               977  Xstrata plc                                           30,247
                                                                 ---------------
                                                                       1,627,259
                                                                 ---------------
TOTAL COMMON STOCKS                                                    6,583,687
(Cost $8,511,683)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.5%
          $100,000  FHLB Discount Notes,
                    0.10%, 10/1/08(2)                                    100,000
                                                                 ---------------
(Cost $100,000)

TOTAL INVESTMENT SECURITIES - 100.0%                                   6,683,687
                                                                 ---------------
(Cost $8,611,683)

OTHER ASSETS AND LIABILITIES(3)                                            (392)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $  6,683,295
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials                                                                 26.7%
Consumer Staples                                                           11.7%
Industrials                                                                 9.9%
Materials                                                                   8.7%
Consumer Discretionary                                                      8.5%
Energy                                                                      8.4%
Telecommunication Services                                                  8.0%
Health Care                                                                 7.8%
Utilities                                                                   4.8%
Information Technology                                                      4.0%
Cash and Equivalents(+)                                                     1.5%

(+) Includes temporary cash investments and other assets and liabilities.

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CVA = Certificaten Van Aandelen
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.
(3) Category is less than 0.05% of total net assets.

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATION

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:

                                                                   VALUE OF
                                                                  INVESTMENT
              VALUATION INPUTS                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                    -
Level 2 - Other Significant Observable Inputs                     $6,683,687
Level 3 - Significant Unobservable Inputs                                  -
                                                              ------------------
                                                                  $6,683,687
                                                              ==================

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 8,624,407
                                                                 ===============
Gross tax appreciation of investments                               $    98,748
Gross tax depreciation of investments                                (2,039,468)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $(1,940,720)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NT EQUITY GROWTH FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
AEROSPACE & DEFENSE - 3.4%
            24,237  Boeing Co.                                      $  1,389,992
             6,874  General Dynamics Corp.                               506,064
             1,111  Goodrich Corp.                                        46,218
             1,259  L-3 Communications Holdings, Inc.                    123,785
            10,463  Lockheed Martin Corp.                              1,147,477
             3,934  Northrop Grumman Corp.                               238,164
             4,380  Raytheon Co.                                         234,374
                                                                 ---------------
                                                                       3,686,074
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.9%
             1,521  C.H. Robinson Worldwide Inc.                          77,510
             3,047  FedEx Corp.                                          240,835
            10,344  United Parcel Service, Inc. Cl B                     650,534
                                                                 ---------------
                                                                         968,879
                                                                 ---------------
AIRLINES - 0.1%
             9,016  Southwest Airlines Co.                               130,822
                                                                 ---------------
AUTO COMPONENTS - 0.3%
            17,905  TRW Automotive
                    Holdings Corp.(1)                                    284,869
                                                                 ---------------
BEVERAGES - 1.5%
            10,837  Coca-Cola Co. (The)                                  573,061
            15,117  PepsiCo, Inc.                                      1,077,388
                                                                 ---------------
                                                                       1,650,449
                                                                 ---------------
BIOTECHNOLOGY - 2.8%
            32,893  Amgen Inc.(1)                                      1,949,568
             4,091  Celgene Corp.(1)                                     258,878
            10,820  Cephalon, Inc.(1)                                    838,442
                                                                 ---------------
                                                                       3,046,888
                                                                 ---------------
CAPITAL MARKETS - 3.6%
            22,355  Bank of New York
                    Mellon Corp. (The)                                   728,326
            15,311  Charles Schwab Corp. (The)                           398,086
             3,899  Goldman Sachs Group, Inc. (The)                      499,072
             1,227  Knight Capital Group, Inc. Cl A(1)                    18,233
            18,257  Merrill Lynch & Co., Inc.                            461,902
            14,418  Morgan Stanley                                       331,614
             9,241  Northern Trust Corp.                                 667,200
             3,341  Raymond James Financial, Inc.                        110,186
            12,368  State Street Corp.                                   703,492
                                                                 ---------------
                                                                       3,918,111
                                                                 ---------------

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
CHEMICALS - 0.4%
               608  Ashland Inc.                                          17,778
             4,838  CF Industries Holdings, Inc.                         442,484
               109  Mosaic Co. (The)                                       7,416
                                                                 ---------------
                                                                         467,678
                                                                 ---------------
COMMERCIAL BANKS - 2.3%
               454  PNC Financial Services Group, Inc.                    33,914
            34,918  Regions Financial Corp.                              335,213
             5,160  Royal Bank of Canada                                 247,783
            49,178  Wells Fargo & Co.                                  1,845,650
                                                                 ---------------
                                                                       2,462,560
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
             4,188  Allied Waste Industries Inc.(1)                       46,529
            21,777  Pitney Bowes, Inc.                                   724,302
             3,335  R.R. Donnelley & Sons Co.                             81,808
                                                                 ---------------
                                                                         852,639
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.5%
            52,849  Cisco Systems Inc.(1)                              1,192,274
            56,591  Motorola, Inc.                                       404,060
             1,384  QUALCOMM Inc.                                         59,470
                                                                 ---------------
                                                                       1,655,804
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.5%
             7,927  Apple Inc.(1)                                        900,983
            32,808  EMC Corp.(1)                                         392,384
            47,339  Hewlett-Packard Co.                                2,188,955
            29,761  Lexmark International, Inc. Cl A(1)                  969,316
            19,444  Western Digital Corp.(1)                             414,546
                                                                 ---------------
                                                                       4,866,184
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.7%
             4,905  EMCOR Group Inc.(1)                                  129,100
            11,704  Fluor Corp.                                          651,912
                                                                 ---------------
                                                                         781,012
                                                                 ---------------
CONSUMER FINANCE - 0.6%
             7,564  Capital One Financial Corp.                          385,764
            23,161  Discover Financial Services                          320,085
                                                                 ---------------
                                                                         705,849
                                                                 ---------------

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.2%
             4,031  Rock-Tenn Co. Cl A                                   161,159
             2,545  Sonoco Products Co.                                   75,536
                                                                 ---------------
                                                                         236,695
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.5%
            21,738  H&R Block, Inc.                                      490,192
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.7%
            37,730  Bank of America Corp.                              1,320,551
            48,810  Citigroup Inc.                                     1,001,093
            36,845  JPMorgan Chase & Co.                               1,720,662
                                                                 ---------------
                                                                       4,042,306
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.4%
            59,769  AT&T Inc.                                          1,668,750
             1,281  CenturyTel Inc.                                       46,949
             1,741  Embarq Corp.                                          70,598
            22,357  Verizon Communications Inc.                          717,436
             5,178  Windstream Corp.                                      56,647
                                                                 ---------------
                                                                       2,560,380
                                                                 ---------------
ELECTRIC UTILITIES - 1.6%
             4,476  Edison International                                 178,592
            11,171  Entergy Corp.                                        994,332
             2,184  Exelon Corp.                                         136,762
             8,688  FPL Group, Inc.                                      437,006
                                                                 ---------------
                                                                       1,746,692
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.3%
             8,177  Emerson Electric Co.                                 333,540
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 0.8%
            92,707  Celestica Inc.(1)                                    597,033
            26,420  Jabil Circuit, Inc.                                  252,047
                                                                 ---------------
                                                                         849,080
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.4%
            11,783  ENSCO International Inc.                             679,053
             9,988  FMC Technologies Inc.(1)                             464,941
            10,817  Halliburton Co.                                      350,363
             8,637  National Oilwell Varco, Inc.(1)                      433,837
             1,220  Noble Corp.                                           53,558

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             3,713  Oil States International, Inc.(1)                    131,255
             6,720  Schlumberger Ltd.                                    524,765
                                                                 ---------------
                                                                       2,637,772
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.5%
             4,220  Costco Wholesale Corp.                               274,005
            46,281  Kroger Co. (The)                                   1,271,802
            20,824  SYSCO Corp.                                          642,004
            26,695  Wal-Mart Stores, Inc.                              1,598,763
                                                                 ---------------
                                                                       3,786,574
                                                                 ---------------
FOOD PRODUCTS - 2.2%
            12,199  General Mills, Inc.                                  838,315
            15,306  H.J. Heinz Co.                                       763,922
             6,229  Hershey Co. (The)                                    246,295
            15,485  Kraft Foods Inc. Cl A                                507,134
                                                                 ---------------
                                                                       2,355,666
                                                                 ---------------
GAS UTILITIES - 0.2%
             4,127  Nicor Inc.                                           183,032
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
             7,017  Baxter International Inc.                            460,526
             3,143  Becton, Dickinson & Co.                              252,257
            15,734  Medtronic, Inc.                                      788,273
                                                                 ---------------
                                                                       1,501,056
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.3%
            24,791  CIGNA Corp.                                          842,398
            14,388  Express Scripts, Inc.(1)                           1,062,122
             2,811  Owens & Minor Inc.                                   136,334
             8,866  WellPoint Inc.(1)                                    414,663
                                                                 ---------------
                                                                       2,455,517
                                                                 ---------------
HEALTH CARE TECHNOLOGY(2)
             2,565  IMS Health Inc.                                       48,504
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.8%
            30,974  McDonald's Corp.                                   1,911,096
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
             2,026  NVR, Inc.(1)                                       1,158,872
               781  Tupperware Brands Corp.                               21,579
                                                                 ---------------
                                                                       1,180,451
                                                                 ---------------

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 2.5%
             7,402  Colgate-Palmolive Co.                                557,741
            31,449  Procter & Gamble Co. (The)                         2,191,681
                                                                 ---------------
                                                                       2,749,422
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
             4,381  NRG Energy Inc.(1)                                   108,430
            65,933  Reliant Energy, Inc.(1)                              484,607
                                                                 ---------------
                                                                         593,037
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.5%
            63,924  General Electric Co.                               1,630,062
                                                                 ---------------
INSURANCE - 3.6%
             9,609  ACE Ltd.                                             520,135
            15,429  American Financial Group, Inc.                       455,156
             6,336  Arch Capital Group Ltd.(1)                           462,718
            12,736  Aspen Insurance Holdings Ltd.                        350,240
             8,981  Chubb Corp.                                          493,057
             7,009  MetLife, Inc.                                        392,504
             8,865  Prudential Financial, Inc.                           638,280
            13,580  Travelers Companies, Inc. (The)                      613,816
                                                                 ---------------
                                                                       3,925,906
                                                                 ---------------
INTERNET & CATALOG RETAIL(2)
               139  Amazon.com, Inc.(1)                                   10,114
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.6%
             1,728  Google Inc. Cl A(1)                                  692,099
                                                                 ---------------
IT SERVICES - 5.3%
            33,800  Accenture Ltd. Cl A                                1,284,400
            11,741  Alliance Data Systems Corp.(1)                       744,145
            22,469  International Business
                    Machines Corp.                                     2,627,974
             5,576  Metavante Technologies, Inc.(1)                      107,394
             3,497  Visa Inc. Cl A                                       214,681
            32,432  Western Union Co. (The)                              800,097
                                                                 ---------------
                                                                       5,778,691
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.6%
             6,120  Hasbro, Inc.                                         212,486
             8,724  Polaris Industries Inc.                              396,855
                                                                 ---------------
                                                                         609,341
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.1%
             4,272  Invitrogen Corp.(1)                                  161,482
                                                                 ---------------

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MACHINERY - 1.3%
             4,039  AGCO Corp.(1)                                        172,102
            19,132  Caterpillar Inc.                                   1,140,267
             1,599  Dover Corp.                                           64,839
                                                                 ---------------
                                                                       1,377,208
                                                                 ---------------
MEDIA - 2.7%
            83,571  Comcast Corp. Cl A                                 1,640,499
             6,472  DIRECTV Group, Inc. (The)(1)                         169,372
            19,153  DISH Network Corp. Cl A(1)                           402,213
             3,750  Omnicom Group Inc.                                   144,600
            18,538  Walt Disney Co. (The)                                568,931
                                                                 ---------------
                                                                       2,925,615
                                                                 ---------------
METALS & MINING - 0.8%
            12,045  Freeport-McMoRan
                    Copper & Gold, Inc.                                  684,758
             3,731  Reliance Steel &
                    Aluminum Company                                     141,666
                                                                 ---------------
                                                                         826,424
                                                                 ---------------
MULTILINE RETAIL - 0.8%
            24,516  Big Lots, Inc.(1)                                    682,280
            11,971  Macy's Inc.                                          215,239
                                                                 ---------------
                                                                         897,519
                                                                 ---------------
MULTI-INDUSTRY - 1.5%
            83,323  Financial Select
                    Sector SPDR Fund                                   1,648,962
                                                                 ---------------
MULTI-UTILITIES - 0.9%
            40,414  CenterPoint Energy, Inc.                             588,832
             3,405  DTE Energy Co.                                       136,030
             6,647  Public Service
                    Enterprise Group Inc.                                217,955
                                                                 ---------------
                                                                         942,817
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.2%
             4,533  Apache Corp.                                         472,701
            23,598  Chevron Corp.                                      1,946,363
            31,366  ConocoPhillips                                     2,297,560
             4,732  Devon Energy Corp.                                   431,558
            71,699  Exxon Mobil Corp.                                  5,568,144
             6,642  Frontline Ltd.                                       319,281
             2,212  Hess Corp.                                           181,561
               675  Massey Energy Co.                                     24,077
             7,544  McMoRan Exploration Co.(1)                           178,340
             1,703  Noble Energy Inc.                                     94,670
             9,236  Occidental Petroleum Corp.                           650,676
            12,715  Spectra Energy Corp.                                 302,617
            12,676  Stone Energy Corp.(1)                                536,575
             4,293  Sunoco, Inc.                                         152,745
             5,169  W&T Offshore Inc.                                    141,062
                                                                 ---------------
                                                                      13,297,930
                                                                 ---------------

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 6.4%
            34,349  Eli Lilly & Co.                                    1,512,386
            49,089  Johnson & Johnson                                  3,400,887
             7,849  Merck & Co., Inc.                                    247,714
            76,047  Pfizer Inc.                                        1,402,307
            20,735  Schering-Plough Corp.                                382,975
                                                                 ---------------
                                                                       6,946,269
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.1%
             4,461  Host Hotels & Resorts Inc.                            59,287
               866  Public Storage                                        85,742
                                                                 ---------------
                                                                         145,029
                                                                 ---------------
ROAD & RAIL - 1.0%
             2,864  Burlington Northern
                    Santa Fe Corp.                                       264,720
             4,056  CSX Corp.                                            221,336
             3,798  Norfolk Southern Corp.                               251,466
             5,471  Union Pacific Corp.                                  389,315
                                                                 ---------------
                                                                       1,126,837
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.6%
            73,436  Amkor Technology Inc.(1)                             467,787
            27,396  Intel Corp.                                          513,127
           173,911  LSI Corp.(1)                                         932,163
            54,952  National Semiconductor Corp.                         945,724
                                                                 ---------------
                                                                       2,858,801
                                                                 ---------------
SOFTWARE - 2.9%
             9,422  Adobe Systems Inc.(1)                                371,886
             5,290  Autodesk, Inc.(1)                                    177,480
             4,486  CA, Inc.                                              89,541
            42,125  Microsoft Corp.                                    1,124,316
            67,902  Symantec Corp.(1)                                  1,329,521
                                                                 ---------------
                                                                       3,092,744
                                                                 ---------------
SPECIALTY RETAIL - 2.4%
            10,393  AutoZone, Inc.(1)                                  1,281,873
             4,719  Best Buy Co., Inc.                                   176,963
            53,889  Gap, Inc. (The)                                      958,146
            11,294  RadioShack Corp.                                     195,160
                                                                 ---------------
                                                                       2,612,142
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
            11,285  Sprint Nextel Corp.                                   68,839
                                                                 ---------------

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                  106,713,661
(Cost $113,284,518)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.1%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 7.125%, 2/15/23,
valued at $1,223,362), in a joint trading
account at 0.40%, dated 9/30/08,
due 10/1/08 (Delivery value $1,200,013)                                1,200,000
                                                                 ---------------
(Cost $1,200,000)

TOTAL INVESTMENT SECURITIES - 99.3%                                  107,913,661
                                                                 ---------------
(Cost $114,484,518)

OTHER ASSETS AND LIABILITIES - 0.7%                                      733,541
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $108,647,202
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
SPDR = Standard and Poor's Depositary Receipt
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:

                                                             VALUE OF INVESTMENT
             VALUATION INPUTS                                     SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $106,713,661
Level 2 - Other Significant Observable Inputs                       1,200,000
Level 3 - Significant Unobservable Inputs                                   -
                                                              ------------------
                                                                 $107,913,661
                                                              ==================

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $115,437,084
                                                                 ===============
Gross tax appreciation of investments                              $  6,146,969
Gross tax depreciation of investments                               (13,670,392)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ (7,523,423)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NT SMALL COMPANY FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7%
AEROSPACE & DEFENSE - 1.4%
               150  Ceradyne Inc.(1)                                $      5,499
             6,522  Esterline Technologies Corp.(1)                      258,206
             2,131  Teledyne Technologies Inc.(1)                        121,808
                                                                 ---------------
                                                                         385,513
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.6%
             3,498  Hub Group Inc. Cl A(1)                               131,699
             1,312  Pacer International Inc.                              21,609
                                                                 ---------------
                                                                         153,308
                                                                 ---------------
AIRLINES - 0.4%
             3,256  Republic Airways Holdings Inc.(1)                     33,179
             3,762  SkyWest, Inc.                                         60,116
                                                                 ---------------
                                                                          93,295
                                                                 ---------------
AUTO COMPONENTS - 1.0%
             1,301  ArvinMeritor, Inc.                                    16,965
               844  ATC Technology Corp.(1)                               20,037
               381  Autoliv, Inc.                                         12,859
             2,810  Hawk Corp. Cl A(1)                                    56,565
             3,604  Stoneridge Inc.(1)                                    40,545
             8,153  TRW Automotive
                    Holdings Corp.(1)                                    129,714
                                                                 ---------------
                                                                         276,685
                                                                 ---------------
BIOTECHNOLOGY - 1.6%
               420  Alkermes, Inc.(1)                                      5,586
             4,164  Cubist Pharmaceuticals Inc.(1)                        92,566
             1,549  Enzon Pharmaceuticals, Inc.(1)                        11,432
             7,268  Martek Biosciences Corp.                             228,360
             1,387  OSI Pharmaceuticals Inc.(1)                           68,365
             2,650  Repligen Corp.(1)                                     12,482
                                                                 ---------------
                                                                         418,791
                                                                 ---------------
BUILDING PRODUCTS - 0.5%
             1,830  Gibraltar Industries Inc.                             34,239
             1,412  Lennox International Inc.                             46,978
             1,411  NCI Building Systems Inc.(1)                          44,799
                                                                 ---------------
                                                                         126,016
                                                                 ---------------
CAPITAL MARKETS - 1.1%
             9,255  Calamos Asset Management, Inc.
                    Cl A                                                 165,849
               936  Evercore Partners Inc. Cl A                           16,829
             1,872  Knight Capital Group, Inc. Cl A(1)                    27,818
               928  optionsXpress Holdings, Inc.                          18,022

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             5,699  TradeStation Group, Inc.(1)                           53,286
                                                                 ---------------
                                                                         281,804
                                                                 ---------------
CHEMICALS - 0.7%
               590  CF Industries Holdings, Inc.                          53,961
               680  Innophos Holdings, Inc.                               16,578
             2,867  Koppers Holdings Inc.                                107,254
               197  Quaker Chemical Corp.                                  5,607
               218  Scotts Miracle-Gro Co. (The) Cl A                      5,154
                                                                 ---------------
                                                                         188,554
                                                                 ---------------
COMMERCIAL BANKS - 5.7%
             1,223  BancFirst Corp.                                       59,108
             5,638  Bank of Hawaii Corp.                                 301,352
             1,665  Cardinal Financial Corp.                              13,453
             1,282  Center Financial Corp.                                16,371
             2,443  City Holding Co.                                     103,217
             1,761  Commerce Bancshares, Inc.                             81,710
             1,920  Community Bank System Inc.                            48,288
             1,406  Financial Institutions, Inc.                          28,134
               359  First Citizens BancShares, Inc.                       64,261
             1,165  Old National Bancorp                                  23,323
               409  Old Second Bancorp Inc.                                7,575
            16,318  Oriental Financial Group                             291,440
             2,253  Prosperity Bancshares, Inc.                           76,579
               203  Republic Bancorp, Inc. Cl A                            6,155
               481  Southside Bancshares, Inc.                            12,121
               956  SVB Financial Group(1)                                55,372
             2,156  UMB Financial Corp.                                  113,233
             9,455  Valley National Bancorp                              198,177
             1,424  Whitney Holding Corp.                                 34,532
                                                                 ---------------
                                                                       1,534,401
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.2%
             1,606  American Reprographics Co.(1)                         27,704
             1,908  Bowne & Co. Inc.                                      22,037
             1,948  Cenveo, Inc.(1)                                       14,980
             1,941  Comfort Systems USA, Inc.                             25,932
               451  IKON Office Solutions Inc.                             7,672
            12,010  Knoll Inc.                                           181,590
               758  North American Galvanizing &
                    Coatings, Inc.(1)                                      3,866
             2,156  PRG-Schultz International, Inc.(1)                    19,318
               471  Standard Parking Corp.(1)                             10,466
                                                                 ---------------
                                                                         313,565
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
             2,081  Cogo Group Inc.(1)                                    10,967
               344  Comtech
                    Telecommunications Corp.(1)                           16,939
             6,025  Emulex Corp.(1)                                       64,287
             2,015  Harmonic Inc.(1)                                      17,027

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,383  InterDigital, Inc.(1)                                 81,360
               454  Plantronics, Inc.                                     10,224
             5,616  Tekelec(1)                                            78,568
                                                                 ---------------
                                                                         279,372
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.1%
             7,628  Lexmark International, Inc. Cl A(1)                  248,443
            12,691  QLogic Corp.(1)                                      194,934
               666  Super Micro Computer, Inc.(1)                          6,001
             5,362  Western Digital Corp.(1)                             114,318
                                                                 ---------------
                                                                         563,696
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.8%
            14,835  EMCOR Group Inc.(1)                                  390,457
             1,739  Michael Baker Corp.(1)                                60,517
               686  Perini Corp.(1)                                       17,692
                                                                 ---------------
                                                                         468,666
                                                                 ---------------
CONSUMER FINANCE - 1.6%
             2,630  Advance America,
                    Cash Advance Centers, Inc.                             7,864
             9,553  Cash America International, Inc.                     344,290
             1,679  Dollar Financial Corp.(1)                             25,840
             1,072  World Acceptance Corp.(1)                             38,592
                                                                 ---------------
                                                                         416,586
                                                                 ---------------
CONTAINERS & PACKAGING - 1.6%
             1,150  Crown Holdings Inc.(1)                                25,542
             9,992  Rock-Tenn Co. Cl A                                   399,480
                                                                 ---------------
                                                                         425,022
                                                                 ---------------
DISTRIBUTORS - 0.5%
             7,209  LKQ Corp.(1)                                         122,337
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES(2)
               294  thinkorswim Group, Inc.(1)                             2,449
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
             7,246  Interactive Brokers Group, Inc.
                    Cl A(1)                                              160,644
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.1%
             8,070  CenturyTel Inc.                                      295,765
                40  NTELOS Holdings Corp.                                  1,076
                                                                 ---------------
                                                                         296,841
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.6%
             1,750  Central Vermont Public
                    Service Corp.                                         41,020
             5,386  El Paso Electric Co.(1)                              113,106
               198  Maine & Maritimes Corp.(1)                             6,524
                                                                 ---------------
                                                                         160,650
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.6%
             2,522  Acuity Brands Inc.                                   105,319
             3,044  Belden Inc.                                           96,830
             3,537  Brady Corp. Cl A                                     124,785
             9,777  GrafTech International Ltd.(1)                       147,729
             1,132  Hubbell Inc. Cl B                                     39,677
             1,329  Smith (A.O.) Corp.                                    52,084
             3,943  Woodward Governor Co.                                139,070
                                                                 ---------------
                                                                         705,494
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 3.6%
             1,603  Brightpoint Inc.(1)                                   11,542
            43,125  Celestica Inc.(1)                                    277,724
             2,579  Cognex Corp.                                          51,993
               343  Coherent, Inc.(1)                                     12,194
             2,535  Dolby Laboratories Inc. Cl A(1)                       89,207
             5,586  Insight Enterprises Inc.(1)                           74,908
               215  Itron Inc.(1)                                         19,034
             7,686  Jabil Circuit, Inc.                                   73,324
            13,531  Methode Electronics, Inc.                            120,967
             2,091  Multi-Fineline Electronix, Inc.(1)                    30,926
             3,936  PC Mall Inc.(1)                                       26,883
               513  Radisys Corp.(1)                                       4,412
             4,661  Trimble Navigation Ltd.(1)                           120,533
             3,337  TTM Technologies, Inc.(1)                             33,103
                                                                 ---------------
                                                                         946,750
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.3%
             3,428  Atwood Oceanics Inc.(1)                              124,779
             8,082  Basic Energy Services Inc.(1)                        172,147
               505  Core Laboratories N.V.                                51,167
             5,264  ION Geophysical Corp.(1)                              74,696
             6,783  Oil States International, Inc.(1)                    239,778
             4,530  Unit Corp.(1)                                        225,685
                                                                 ---------------
                                                                         888,252
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.1%
               795  Nash Finch Co.                                        34,280
                                                                 ---------------
FOOD PRODUCTS - 1.9%
            21,522  Darling International Inc.(1)                        239,109
             1,432  Hain Celestial Group, Inc. (The)(1)                   39,423
             4,214  Overhill Farms, Inc.(1)                               21,702

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             2,281  Ralcorp Holdings, Inc.(1)                            153,762
             1,414  TreeHouse Foods, Inc.(1)                              41,996
                                                                 ---------------
                                                                         495,992
                                                                 ---------------
GAS UTILITIES - 2.8%
             3,382  Atmos Energy Corp.                                    90,029
             3,965  Laclede Group, Inc. (The)                            192,263
             4,093  Nicor Inc.                                           181,525
            10,527  UGI Corp.                                            271,385
                                                                 ---------------
                                                                         735,202
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
             4,260  American Medical Systems
                    Holdings, Inc.(1)                                     75,658
             2,732  Analogic Corp.                                       135,944
               628  Arthrocare Corp.(1)                                   17,408
             3,165  CONMED Corp.(1)                                      101,280
             2,551  CryoLife, Inc.(1)                                     33,469
             1,756  Cyberonics, Inc.(1)                                   29,852
               473  Cynosure Inc. Cl A(1)                                  8,486
               440  Edwards Lifesciences Corp.(1)                         25,414
               326  Exactech, Inc.(1)                                      7,250
             5,361  Invacare Corp.                                       129,415
               996  Kensey Nash Corp.(1)                                  31,334
               477  STERIS Corp.                                          17,926
               485  Synovis Life Technologies Inc.(1)                      9,128
             1,625  Thoratec Corp.(1)                                     42,656
                                                                 ---------------
                                                                         665,220
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.0%
             5,429  AMERIGROUP Corp.(1)                                  137,082
            18,732  Apria Healthcare Group Inc.(1)                       341,672
            10,339  Centene Corp.(1)                                     212,053
               176  Emergency Medical
                    Services Corp. Cl A(1)                                 5,259
             1,482  Hanger Orthopedic Group Inc.(1)                       25,861
             1,115  HEALTHSOUTH Corp.(1)                                  20,549
               288  LHC Group, Inc.(1)                                     8,202
               132  Magellan Health Services Inc.(1)                       5,420
            10,558  Molina Healthcare Inc.(1)                            327,298
             7,825  Owens & Minor Inc.                                   379,514
             1,307  Pediatrix Medical Group, Inc.(1)                      70,473
             4,080  PSS World Medical Inc.(1)                             79,560
                                                                 ---------------
                                                                       1,612,943
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
             8,119  AFC Enterprises, Inc.(1)                              58,944
             6,449  Bally Technologies, Inc.(1)                          195,276
               948  Bob Evans Farms, Inc.                                 25,871
            10,858  CEC Entertainment Inc.(1)                            360,485
             2,444  Choice Hotels International Inc.                      66,232
               982  Einstein Noah Restaurant
                    Group, Inc.(1)                                         9,899
             1,243  Isle of Capri Casinos, Inc.(1)                        11,212

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             2,968  WMS Industries Inc.(1)                                90,732
                                                                 ---------------
                                                                         818,651
                                                                 ---------------
HOUSEHOLD DURABLES - 0.8%
             1,666  Helen of Troy Ltd.
                    (move me to Bermuda)(1)                               37,935
             6,091  Tupperware Brands Corp.                              168,294
                                                                 ---------------
                                                                         206,229
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
               382  WD-40 Co.                                             13,725
                                                                 ---------------
INSURANCE - 3.4%
             5,747  Allied World Assurance Co.
                    Holdings Ltd.                                        204,133
             3,554  American Financial Group, Inc.                       104,843
               426  American Physicians
                    Service Group, Inc.                                    9,018
             3,164  AMERISAFE, Inc.(1)                                    57,585
            10,353  Aspen Insurance Holdings Ltd.                        284,708
               853  Navigators Group Inc.(1)                              49,474
             5,229  Platinum Underwriters
                    Holdings, Ltd.                                       185,525
                                                                 ---------------
                                                                         895,286
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
             6,334  1-800-FLOWERS.COM, Inc.
                    Cl A(1)                                               38,131
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.6%
             3,962  Dice Holdings Inc.(1)                                 28,130
            32,483  EarthLink Inc.(1)                                    276,106
             2,753  Open Text Corp.(1)                                    95,199
             1,489  United Online, Inc.                                   14,011
                                                                 ---------------
                                                                         413,446
                                                                 ---------------
IT SERVICES - 2.8%
            12,248  Acxiom Corp.                                         153,590
             4,303  Broadridge Financial
                    Solutions, Inc.                                       66,223
             1,716  CGI Group Inc. Cl A(1)                                15,169
               748  CIBER, Inc.(1)                                         5,229
            13,721  CSG Systems International Inc.(1)                    240,530
             1,680  Gartner, Inc.(1)                                      38,102
             6,218  Global Cash Access Inc.(1)                            31,463
             1,885  Hewitt Associates Inc. Cl A(1)                        68,689
             1,263  ManTech International Corp.
                    Cl A(1)                                               74,883
               271  NCI Inc. Cl A(1)                                       7,718
             2,494  SAIC Inc.(1)                                          50,454
                                                                 ---------------
                                                                         752,050
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 2.3%
             9,235  JAKKS Pacific, Inc.(1)                               230,044

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             7,885  Polaris Industries Inc.                              358,689
               111  RC2 Corp.(1)                                           2,220
             1,172  Sport Supply Group, Inc.                              12,892
                                                                 ---------------
                                                                         603,845
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.2%
               461  Bio-Rad Laboratories, Inc. Cl A(1)                    45,694
             7,525  Invitrogen Corp.(1)                                  284,445
                                                                 ---------------
                                                                         330,139
                                                                 ---------------
MACHINERY - 2.7%
             2,340  Actuant Corp. Cl A                                    59,062
             1,211  Altra Holdings Inc.(1)                                17,874
             2,621  Chart Industries Inc.(1)                              74,856
             1,320  EnPro Industries Inc.(1)                              49,051
             4,335  Gardner Denver Inc.(1)                               150,511
               798  Lydall Inc.(1)                                         7,685
             8,233  Robbins & Myers Inc.                                 254,646
             3,190  Tecumseh Products Co. Cl A(1)                         79,878
               961  Thermadyne Holdings Corp.(1)                          16,020
                                                                 ---------------
                                                                         709,583
                                                                 ---------------
MARINE - 1.1%
            10,972  Horizon Lines Inc. Cl A                              108,294
             4,920  Kirby Corp.(1)                                       186,664
                                                                 ---------------
                                                                         294,958
                                                                 ---------------
MEDIA - 1.7%
             1,420  Carmike Cinemas, Inc.                                  5,226
             9,915  DreamWorks Animation
                    SKG Inc.(1)                                          311,827
             2,894  Mediacom Communications Corp.
                    Cl A(1)                                               17,132
            13,158  Valassis Communications Inc.(1)                      113,948
                                                                 ---------------
                                                                         448,133
                                                                 ---------------
METALS & MINING - 0.3%
             1,944  Century Aluminum Co.(1)                               53,829
               353  Compass Minerals
                    International Inc.                                    18,494
               528  Olympic Steel Inc.                                    15,571
                                                                 ---------------
                                                                          87,894
                                                                 ---------------
MULTILINE RETAIL - 1.1%
             5,370  Big Lots, Inc.(1)                                    149,447
             4,165  Dollar Tree, Inc.(1)                                 151,440
                                                                 ---------------
                                                                         300,887
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 2.5%
             7,680  McMoRan Exploration Co.(1)                           181,555
             2,473  Penn Virginia Corp.                                  132,157
             2,243  PetroQuest Energy, Inc.(1)                            34,430
             5,360  Stone Energy Corp.(1)                                226,889
             3,187  W&T Offshore Inc.                                     86,973
                                                                 ---------------
                                                                         662,004
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.5%
            11,765  Buckeye Technologies Inc.(1)                          96,355
             4,525  KapStone Paper and
                    Packaging Corp.(1)                                    28,734
                                                                 ---------------
                                                                         125,089
                                                                 ---------------
PHARMACEUTICALS - 2.3%
            20,110  King Pharmaceuticals, Inc.(1)                        192,654
               329  Matrixx Initiatives Inc.(1)                            5,919
               377  Medicines Co.(1)                                       8,754
            12,227  Medicis Pharmaceutical Corp. Cl A                    182,305
             1,141  Questcor Pharmaceuticals, Inc.(1)                      8,386
               878  Salix Pharmaceuticals Ltd.(1)                          5,628
               597  Sucampo Pharmaceuticals, Inc.
                    Cl A(1)                                                5,092
            25,659  VIVUS, Inc.(1)                                       203,732
                                                                 ---------------
                                                                         612,470
                                                                 ---------------
PROFESSIONAL SERVICES - 1.7%
             6,040  COMSYS IT Partners Inc.(1)                            58,709
             2,058  On Assignment, Inc.(1)                                16,217
             7,598  Watson Wyatt Worldwide, Inc.
                    Cl A                                                 377,848
                                                                 ---------------
                                                                         452,774
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 5.1%
                30  Alexander's, Inc.(1)                                  12,000
               159  Apartment Investment and
                    Management Co. Cl A                                    5,568
             1,873  Associated Estates Realty Corp.                       24,405
             4,356  BioMed Realty Trust, Inc.                            115,216
               877  Entertainment Properties Trust                        47,989
             6,777  Equity Lifestyle Properties, Inc.                    359,385
             1,826  Essex Property Trust, Inc.                           216,071
             4,958  Extra Space Storage Inc.                              76,155
               496  Lexington Realty Trust                                 8,541
             1,408  Medical Properties Trust, Inc.                        15,981
             1,662  Mid-America Apartment
                    Communities Inc.                                      81,671
             2,201  Senior Housing Properties Trust                       52,450
               808  Sovran Self Storage, Inc.                             36,303
             6,613  Taubman Centers Inc.                                 330,650
                                                                 ---------------
                                                                       1,382,385
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ROAD & RAIL - 0.8%
             2,419  Arkansas Best Corp.                                   81,496
             1,607  Avis Budget Group, Inc.(1)                             9,224
             2,038  Landstar System, Inc.                                 89,795
               779  USA Truck, Inc.(1)                                    12,425
             1,513  Werner Enterprises Inc.                               32,847
                                                                 ---------------
                                                                         225,787
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.7%
            14,924  Amkor Technology Inc.(1)                              95,066
             4,789  ASM International N.V.(1)                             89,554
             6,158  Cirrus Logic Inc.(1)                                  33,561
             3,928  Conexant Systems, Inc.(1)                             15,751
             5,588  Kulicke and Soffa
                    Industries, Inc.(1)                                   25,202
             4,607  Microsemi Corp.(1)                                   117,386
             1,653  National Semiconductor Corp.                          28,448
            17,194  Silicon Image, Inc.(1)                                91,816
            22,150  Skyworks Solutions, Inc.(1)                          185,175
             7,257  Standard Microsystems Corp.(1)                       181,280
             8,660  TriQuint Semiconductor, Inc.(1)                       41,481
               351  Ultratech, Inc.(1)                                     4,247
               461  Varian Semiconductor
                    Equipment Associates, Inc.(1)                         11,580
             5,993  Volterra Semiconductor Corp.(1)                       76,291
                                                                 ---------------
                                                                         996,838
                                                                 ---------------
SOFTWARE - 4.0%
             1,659  ANSYS, Inc.(1)                                        62,826
            11,120  Compuware Corp.(1)                                   107,753
             1,769  JDA Software Group, Inc.(1)                           26,906
            14,313  Mentor Graphics Corp.(1)                             162,453
             2,234  Parametric Technology Corp.(1)                        41,106
               921  Radiant Systems, Inc.(1)                               8,003
             5,779  Soapstone Networks Inc.(1)                            19,360
             2,420  SPSS Inc.(1)                                          71,051
            10,356  Sybase, Inc.(1)                                      317,100
               516  Symyx Technologies Inc.(1)                             5,114
            11,389  Synopsys, Inc.(1)                                    227,211
               885  Take-Two Interactive
                    Software, Inc.                                        14,514
               712  TeleCommunication Systems, Inc.
                    Cl A(1)                                                4,920
                                                                 ---------------
                                                                       1,068,317
                                                                 ---------------
SPECIALTY RETAIL - 3.8%
             2,464  America's Car-Mart, Inc.(1)                           45,806
             1,644  Dress Barn Inc.(1)                                    25,137
             1,715  Finish Line, Inc. (The) Cl A                          17,133
             5,956  Genesco Inc.(1)                                      199,406
             4,013  Gymboree Corp.(1)                                    142,462
             9,577  Jo-Ann Stores, Inc.(1)                               200,924
             8,998  New York & Co. Inc.(1)                                85,841
            10,606  RadioShack Corp.                                     183,272
               814  Rent-A-Center Inc.(1)                                 18,136
             2,098  Tractor Supply Co.(1)                                 88,221

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             2,768  Wet Seal, Inc. (The) Cl A(1)                          10,048
                                                                 ---------------
                                                                       1,016,386
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.1%
                58  Deckers Outdoor Corp.(1)                               6,037
               435  FGX International Holdings Ltd.(1)                     4,815
               686  Fossil Inc.(1)                                        19,366
             1,368  Perry Ellis International, Inc.(1)                    20,397
             3,100  Skechers U.S.A., Inc. Cl A(1)                         52,173
             1,522  True Religion Apparel, Inc.(1)                        39,344
               904  Unifirst Corporation                                  38,953
             6,491  Warnaco Group Inc. (The)(1)                          293,977
             3,081  Wolverine World Wide, Inc.                            81,554
                                                                 ---------------
                                                                         556,616
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.3%
               380  Charter Financial Corp.                                4,085
             6,322  TrustCo Bank Corp NY                                  74,031
                                                                 ---------------
                                                                          78,116
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.6%
             2,346  Applied Industrial
                    Technologies Inc.                                     63,178
             1,092  BlueLinx Holdings Inc.                                 5,777
             2,791  WESCO International Inc.(1)                           89,814
                                                                 ---------------
                                                                         158,769
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.1%
            17,848  Syniverse Holdings, Inc.(1)                          296,455
                                                                 ---------------
TOTAL COMMON STOCKS                                                   26,297,291
(Cost $27,965,202)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.8%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 7.125%, 2/15/23,
valued at $203,894), in a joint trading
account at 0.40%, dated 9/30/08,
due 10/1/08 (Delivery value $200,002)                                    200,000
                                                                 ---------------
(Cost $200,000)

TOTAL INVESTMENT SECURITIES - 99.5%                                   26,497,291
                                                                 ---------------
(Cost $28,165,202)

OTHER ASSETS AND LIABILITIES - 0.5%                                      141,304
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 26,638,595
                                                                 ===============

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:

                                                                    VALUE OF
                                                                   INVESTMENT
              VALUATION INPUTS                                     SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $26,297,291
Level 2 - Other Significant Observable Inputs                          200,000
Level 3 - Significant Unobservable Inputs                                    -
                                                                 ---------------
                                                                   $26,497,291
                                                                 ===============

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $28,744,507
                                                                 ===============
Gross tax appreciation of investments                               $   989,745
Gross tax depreciation of investments                                (3,236,961)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $(2,247,216)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    November 21, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    November 21, 2008

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Accounting Officer
                (principal financial officer)

Date:    November 21, 2008